[THE RESERVE FUNDS(R) LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700  / /  www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RPES/ANNUAL 07/02

                           [THE RESERVE FUNDS(R) LOGO]

      ANNUAL REPORT

       RESERVE PRIVATE EQUITY SERIES

       BLUE CHIP GROWTH FUND

       INFORMED INVESTORS GROWTH FUND

       INTERNATIONAL EQUITY FUND

       INTERNATIONAL SMALL-CAP FUND

       LARGE-CAP GROWTH FUND

       SMALL-CAP GROWTH FUND

       STRATEGIC GROWTH FUND

       MAY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE BLUE CHIP GROWTH FUND-CLASS R

          BLUE CHIP CLASS R RETURN  S&P 500 RETURN
10/28/94                   $10,000         $10,000
12/31/94                   $10,260          $9,858
12/31/95                   $13,944         $13,222
12/31/96                   $15,152         $15,900
12/31/97                   $19,014         $20,830
12/31/98                   $25,976         $26,385
12/31/99                   $41,057         $31,537
12/31/00                   $26,711         $28,339
12/31/01                   $16,393         $24,646
5/31/02                    $14,030         $22,908

Blue Chip Class R Return--40.30% S&P 500 Return--129.08%

        Total return represents the increase in value of an investment over the period from October 28, 1994 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve Blue Chip Growth Fund:

The economic outlook for 2002 has changed significantly over the past several months. There are two words to describe the recession of 2001 (which officially began in March 2001): short and shallow. Gross Domestic Product (GDP) contracted only one quarter last year (the third quarter) at a rate of 1.3%. A boost in government and consumer spending helped restore marginally higher levels of production by the fourth quarter. Economists reported that the economy rebounded at a rate of 1.7% in the fourth quarter, and GDP grew at a solid rate of 1.2% for the full year.

The economy continued to accelerate in the first quarter 2002, growing 5.6% on an annualized basis. Industrial production (boosted by inventory replenishment), solid consumer spending and a strong housing market were the primary reasons for the significant growth in GDP for the first quarter. The Institute of Supply Management (ISM) Index (formerly the NAPM Index) showed the first signs of expansion in 19 months in the month of February, with new orders surging to its highest reading since October 1994. The month of May proved to be the fourth consecutive month of advances. Capital Spending should accelerate as corporate profitability improves. However, we believe we will not see a full recovery until next year. Business investment traditionally lags the upturn in corporate profits by 1 or 2 quarters as companies wait for profits to improve before increasing their spending budgets. For the full year, we believe GDP will grow in the range of 3.0%-3.5%. Overall corporate earnings should rise over 15% this year, however, the earnings will be against easy comparisons and back-end loaded. We expect corporate earnings to grow another 15%+ in 2003.

With the economic recovery underway, the Federal Reserve has moved to a neutral stance from an accommodative one. Given that wholesale inflation is almost nonexistent and the weakness in business investment, we believe the Federal Reserve's primary job will remain on restoring economic growth. We do not expect the Federal Reserve Board to raise short-term interest rates until the fourth quarter of this year, if at all.

For the quarter ended May 31, 2002, the Fund value declined 7.2% outperforming the Growth benchmark (Russell 1000 Growth) which was down 7.4%. Both the NASDAQ Index and the S&P 500 Index declined in the quarter, down 6.7% and 3.6% respectively. In the Fund, the best performing sectors were financials, defense, healthcare and consumer cyclicals (i.e. retailers). Underperforming sectors include the media, industrial, and technology sectors.

Given the escalating tensions over continued geopolitical instability, as well as investor concerns over corporate scandals, accounting issues, and the integrity of Wall Street analysts, we believe taking a cautious stance on stock selection is the prudent course of action for long term investors. In our judgment, the companies that will perform best in this uncertain environment are those with visible growth prospects, strong balance sheets, understandable business models and dominant market positions. The primary reasons to invest in the equity markets at the present time are: improving economic growth, rebounding corporate profits, attractive valuations, low inflation, and low interest rates.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/02..........................   (29.52)%    (29.05)%   (15.02)%

 ROBERT VILE, MANAGING DIRECTOR, TRAINER, WORTHAM & COMPANY, INC., SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INFORMED INVESTORS GROWTH FUND-CLASS R

          INFORMED INVESTORS
            CLASS R RETURN    S&P 500 RETURN
12/28/94             $10,000         $10,000
12/31/95             $12,979         $13,364
12/31/96             $13,143         $16,072
12/31/97             $15,636         $21,056
12/31/98             $19,854         $26,671
12/31/99             $45,635         $31,879
12/31/00             $39,408         $28,647
12/31/01             $23,052         $24,912
5/31/02              $21,878         $23,115

Informed Investors Class R Return--118.78% S&P 500 Return--131.55%

        Total return represents the increase in value of an investment over the period from December 28, 1994 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve Informed Investors Growth Fund:

If, for most investors, a typical response to last year's market collapse was, "Brother, can you spare a dime?", then, this year, the refrain could well turn out to be, "Brother, did you get the plate of the truck that hit me?", as a full-scale financial meltdown barreled through the first quarter, continuing up to the present time.

Individual investor losses, masked in part by relatively modest declines in most market indices, mounted steadily throughout much of the quarter. Almost all technology funds and most growth-stock funds (except those invested in small-and mid-cap stocks) suffered losses of 15% to 25%, and with the worst still to come.

The quarter ended with the numbing realization that despite one of the greatest easing programs in the history of the Federal Reserve, for the first time ever, the market has failed to respond to such a massive stimulus of money and credit creation. Equities are now considerably lower than they were at the start of this easing program 15 months ago.

Today, debt -- national, corporate, and personal -- remains a primary economic concern. Default problems, when they do surface, are always driven by a mismatch between two interrelated factors: the burden of servicing the debt, currently moderated somewhat in the U.S. by low interest rates, and by the cash flow to do the servicing. The mismatch between these two factors, ominously, continues to increase. It was well on the rise even before September 11.

But no matter how the debt problems are ultimately resolved, the current historically high market valuations are expected to remain a major stumbling block to rising equity prices. The S&P 500 index now trades at 23 times trailing operating earnings and 43 times trailing reported earnings, while yielding a paltry 1.4%. (Not to be outdone, the NASDAQ 100 trades at an atmospheric 88 times trailing earnings.) Trailing market valuation as a percent of GDP is still more than 50 percent higher than at any PEAK in market history.

All this means is that the market would remain expensive even if earnings enjoy a rocket-propelled increase this year -- a doubtful assumption. Rich valuations do not rule out longer-term higher equity prices, nor are they particularly helpful in short-term market timing. However, they do warn that the upside potential, whatever it is, could be limited, tilting the projected risk-reward ratio to the downside.

No guarantees, of course, but ample food for thought.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/02..........................    (9.70)%     (9.15)%   (15.02)%

    THOMAS H. FITZGERALD, JR., PRESIDENT, T.H. FITZGERALD & CO., SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL EQUITY FUND-CLASS R

          INTERNATIONAL EQUITY
             CLASS R RETURN     EAFE RETURN
7/13/95                $10,000      $10,000
12/31/95               $10,510      $10,201
12/31/96               $12,180      $10,649
12/31/97               $11,120      $10,674
12/31/98               $13,230      $12,621
12/31/99               $22,170      $15,809
12/31/00               $15,000      $13,406
12/31/01                $9,830      $10,374
5/31/02                 $9,730      $10,523

International Equity Class R Return--(2.70)% EAFE Return--5.23%

        Total return represents the increase (decrease) in value of an investment over the period from July 13, 1995 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve International Equity Fund:

The past year has been difficult for international investment, since so much focus has been on macro economic/political events instead of investment values of stocks. Europe has been waiting for a recovery in the U.S. economy to further stimulate its economy, and this has been slow in coming. Fortunately, most of European trade is within Europe itself, and we are now in the early stages of an improvement in European economic conditions. We see the euro continuing to gain against the dollar, and this should have an increasingly positive impact on your fund's portfolio valuation.

The surprise in recent months has been Asia. Korea and China are growing at better than 6 percent, and we believe some of our best investment opportunities are now coming from this region. In recent months, we have also seen an improvement in Thailand, Indonesia and Malaysia. Hong Kong and Singapore are more mature markets, and should respond more meaningfully when Western economies start picking up their tempo sometime in the second half of this year, as we expect. Japan remains troublesome and we remain underweighted in this market. We have recently added to our exposure there, knowing full well that we will have to depend on individual stock selections rather than on the overall market for portfolio gains. Latin America remains an area that we are avoiding for now, with the exceptions of a single investment in Brazil and a selection of issues in Mexico. Note that Mexico is much more of a North American economy due to increased trade with the US and Canada.

For the remainder of the year, we see the US and European economies steadily improving. This should be good for not only the local economy, but should also benefit Asian markets, which are much more export dependent. We believe that the long worldwide bear market is near an end, and that many good growth stocks are selling at very attractive valuations. Stock prices will eventually reflect the underlying earnings growth of good quality growth companies and this should result in a good year for equity investments.

                                      CLASS R     CLASS I      EAFE
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/02..........................   (16.48)%    (16.26)%   (11.06)%

     NICHOLAS REITENBACH, CHIEF INVESTMENT OFFICER-INTERNATIONAL, PINNACLE
                   INTERNATIONAL MANAGEMENT, LLC, SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE INTERNATIONAL SMALL-CAP FUND-CLASS R

          INTERNATIONAL SMALL-CAP   SMALL CAP
              CLASS R RETURN       EAFE RETURN
8/1/00                    $10,000      $10,000
9/30/00                   $10,470       $9,871
12/31/00                   $9,420       $9,186
3/31/01                    $7,230       $8,520
6/30/01                    $7,390       $8,885
9/30/01                    $6,400       $7,421
12/31/01                   $6,380       $7,873
3/31/02                    $7,300       $8,309
5/31/02                    $7,950       $8,914

International Small-Cap Class R Return--(20.50)% Small Cap EAFE Return--(10.86)%

        Total return represents the increase (decrease) in value of an investment over the period from August 1, 2000 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve International Small-Cap Fund:

2001 was a year no one will ever forget and the market volatility reflected this. Value stocks have been in favor since the market downturn started a couple years ago, but this trend appears to be reversing among international small caps. In addition, based on P/E, foreign small companies are trading at a historically low discount of 21% compared to their international large cap brethren.

Investors are more confident in 2002 and international small caps have rebounded. Companies have experienced an increase in order backlogs and visibility in sales growth is now much higher. We have maintained our investment discipline and continued to invest in high-quality growth stocks, focusing on individual company fundamentals. The Fund continues to emphasize the healthcare, services, and food/ beverage sectors.

World markets have already begun to price in an economic turnaround. This is normally the time of the cycle when small caps tend to outperform and the Fund should benefit from an increase in risk tolerance. The Fund also stands to gain from a shift out of value-oriented stocks and into growth companies that are poised to benefit from an economic recovery.

                                                             SMALL CAP
                                      CLASS R     CLASS I      EAFE
                                     ----------  ----------  ---------
Fund Performance for the period
  ended 5/31/02....................      8.61%       9.20%    (2.81)%

 ANDREW REITENBACH, PORTFOLIO MANAGER, PINNACLE INTERNATIONAL MANAGEMENT, LLC,
                                  SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE LARGE-CAP GROWTH FUND-CLASS R

          LARGE-CAP GROWTH
           CLASS R RETURN   S&P 500 RETURN
1/1/96             $10,000         $10,000
12/31/96           $12,489         $11,933
12/31/97           $16,576         $15,633
12/31/98           $20,746         $19,802
12/31/99           $23,497         $23,669
12/31/00           $13,570         $21,269
12/31/01           $11,403         $18,496
5/31/02             $9,662         $17,192

Large-Cap Growth Class R Return--(3.38)% S&P 500 Return--71.92%

        Total return represents the increase (decrease) in value of an investment over the period from January 2, 1996 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve Large-Cap Growth Fund:

Since we took the helm of the fund in January of 2001, the bear market has continued to punish investors. This is a bear market in a classical sense and it is a crisis of confidence. There continues to be legitimate concerns over accounting scandals, corporate misguidance, a weakening dollar, war and political turmoil in the Middle East and between India and Pakistan. However, the economy appears to be slowly moving forward. Hard data suggests that the bottoming process in the economy has begun.

We live in a world of miraculous possibilities. We have survived 9-11 and terror and still wake up on TERRA FIRMA. There are some great opportunities emerging. We have kept ample cash reserves in the fund to buy when the time is right. Have faith that our economic system is solid. Although temporarily out-of-favor, the large companies that we buy are the market leaders today and should remain so in the future. Our investment committee continues to dig for the best stocks that we should own for the next three to five years, not the next three days! We appreciate your patience in this difficult market and believe that shareholders will be rewarded when the economy and market recover.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/02..........................   (24.23)%    (23.87)%   (15.02)%

RICHARD STEINBERG, CHIEF INVESTMENT OFFICER, STEINBERG GLOBAL ASSET MANAGEMENT,
                                  SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE SMALL-CAP GROWTH FUND-CLASS R

          SMALL-CAP GROWTH  RUSSELL 2000
           CLASS R RETURN   GROWTH RETURN
11/14/94           $10,000        $10,000
12/31/94           $10,090         $9,999
12/31/95           $16,897        $12,829
12/31/96           $17,362        $14,054
12/31/97           $17,269        $15,965
12/31/98           $20,751        $16,096
12/31/99           $48,937        $22,940
12/31/00           $48,665        $17,739
12/31/01           $39,520        $16,044
5/31/02            $33,624        $14,466

Small-Cap Growth Class R Return--236.24% Russell 2000 Growth 500 Return--44.66%

        Total return represents the increase in value of an investment over the period from November 14, 1994 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve Small-Cap Growth Fund:

It was another difficult year for growth stock investors. Our Fund declined slightly more than our benchmark index, although we remain significantly above the index since its inception 1994. Our compound annual rate of return since the Fund began on 11/14/94 is 17.64%, a very strong result.

The last twelve months have been difficult for all investors but particularly those who focus on growth companies whose stock prices are a reflection of future expectations of earnings growth rather than current asset values. In addition to an economic decline that has hit the classic growth areas such as technology and telecommunications the hardest, investors have had to deal with September 11th and the daily fear of additional domestic terrorist incidents, other hot spots around the world and corporate governance issues such as Enron, Tyco and Adelphia. Wall Street's lack of credibility after the dot-com meltdown and conflict of interest issues that have surfaced in the last twelve months have also weighed on investor sentiment.

The daily bombardment of negative news items has impacted investor sentiment. Pessimism has now been institutionalized at the same level as exuberance was in 1999 and early 2000. What has been ignored is the solid economic recovery underway that appears well grounded and built on a base of low inflation, stable interest rates and strong liquidity in the system. Corporate profits should begin to respond in the next quarter or two, which bodes well for capital spending including the resumption of new technology initiatives. While corporate executives have been occupied with controlling expenses in a no growth environment, they have not forgotten that technology was the key to driving productivity improvements and maintaining a competitive edge in an expanding economy. Our current expectation is that business in the technology sector is stabilizing and should return to a growth mode in the second half. Our health care and consumer areas which represent over half of the portfolio continue to perform well and remain undervalued relative to their expected growth rates. Health Care spending in this country will be influenced by the aging of the large "baby boom" population which is now entering a period when they will be requiring and demanding more and more health care. We are optimistic about the next twelve months and confident that our investment strategies will continue to reward investors over the long term.

                                                             RUSSELL 2000
                                      CLASS R     CLASS I       GROWTH
                                     ----------  ----------  ------------
Fund Performance for the year ended
  5/31/02..........................   (18.84)%    (18.41)%      (16.15)%

   EDWARD G. VROOM AND ADELE S. WEISMAN, CO-PORTFOLIO MANAGERS, ROANOKE ASSET
                         MANAGEMENT CORP., SUB-ADVISER

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RESERVE STRATEGIC GROWTH FUND-CLASS R

          STRATEGIC GROWTH
           CLASS R RETURN   S&P 500 RETURN
6/1/99             $10,000         $10,000
6/30/99            $10,500         $10,546
9/30/99             $9,950          $9,854
12/31/99           $12,080         $11,287
3/31/00            $13,500         $11,513
6/30/00            $12,140         $11,175
9/30/00            $11,730         $11,036
12/31/00           $10,330         $10,143
3/31/01             $8,860          $8,914
6/30/01             $9,500          $9,648
9/30/01             $7,220          $7,995
12/31/01            $8,140          $8,818
3/31/02             $7,670          $8,813
5/31/02             $6,820          $8,197

Strategic Growth Class R Return--(31.80)% S&P 500 Return--(18.03)%

        Total return represents the increase (decrease) in value of an investment over the period from June 1, 1999 (inception) to May 31, 2002. Past performance is not indicative of future results.

To the Shareholders of the Reserve Strategic Growth Fund:

The Reserve Strategic Growth Fund ("R" class of shares) returned -(28.2)% for the twelve-month period ending May 31, 2002. The Fund's benchmarks also posted negative results with the Standard & Poor's 500 Index ("S&P 500") declining -15.0% and the Nasdaq Composite Index declining -23.4% during this time period.

We purchase stocks of companies that we feel have solid long-term growth prospects. This means we are looking at companies with good business models and the potential to grow their revenue and earnings. Unfortunately, the "growth" style of investing has been out of favor recently and the Fund underperformed its benchmarks. While we are not abandoning this strategy -- it has produced excellent results for us over complete market cycles -- we have been adjusting the sector allocations of the Fund to align the more closely with the S&P 500. This shift is resulting in a moderate reduction of the Fund's exposure to the technology and telecommunication sectors and an increase to the financial sector. Our goal is reduce portfolio volatility and allow the Fund to more closely track the broader market while simultaneously maintaining our focus on companies we feel have strong growth potential.

During this time period, we experienced terrorist attacks, problems with the reliability of corporate financial reports (i.e. Enron), and conflict in the Middle East, not to mention an economic recession. Although the overall economy is now showing signs of a rebound, the stock market hasn't started trending higher, yet. Nonetheless, we remain optimistic since stocks have historically performed strongly when the economy recovers from a recession and feel the Fund is very well positioned for the eventual market rebound.

                                      CLASS R     CLASS I     S&P 500
                                     ----------  ----------  ---------
Fund Performance for the year ended
  5/31/02..........................   (28.21)%    (27.82)%   (15.02)%

    KENNETH SHAPIRO, PRESIDENT, CONDOR CAPITAL MANAGEMENT, INC., SUB-ADVISER

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002

                                                                      VALUE
SHARES  COMMON STOCKS--99.9%                                         (NOTE 1)
------  --------------------                                         --------
        AEROSPACE--3.1%
1,700   Northrop Grumman Corp.....................................  $  206,227
                                                                    ----------
        BANKS--7.2%
3,275   Bank of America Corp......................................     248,278
4,275   Wells Fargo & Co..........................................     224,010
                                                                    ----------
                                                                       472,288
                                                                    ----------
        BIO-TECHNOLOGY RESEARCH & PRODUCT--6.6%
4,250   Amgen, Inc.*..............................................     202,427
4,300   Baxter International, Inc.................................     230,910
                                                                    ----------
                                                                       433,337
                                                                    ----------
        CABLE TV & RADIO--3.1%
7,200   Comcast Corp.--Special Class A*...........................     202,752
                                                                    ----------
        COMMUNICATION TECHNOLOGY--7.9%
16,223  Cisco Systems, Inc.*......................................     255,999
4,200   L-3 Communications Holdings, Inc.*........................     265,020
                                                                    ----------
                                                                       521,019
                                                                    ----------
        COMPUTER SOFTWARE & SYSTEMS--9.8%
5,500   Microsoft Corp.*..........................................     280,005
9,800   Siebel Systems, Inc.*.....................................     178,850
8,250   Veritas Software Corp.*...................................     187,028
                                                                    ----------
                                                                       645,883
                                                                    ----------
        COMPUTER TECHNOLOGY--5.9%
2,500   International Business Machines Corp......................     201,125
27,125  Sun Microsystems, Inc.*...................................     186,891
                                                                    ----------
                                                                       388,016
                                                                    ----------
        DRUG STORES--3.0%
6,225   CVS Corp..................................................     199,387
                                                                    ----------
        ELECTRONIC SEMICONDUCTOR--6.5%
6,700   Broadcom Corp.*...........................................     151,085
9,950   Intel Corp................................................     274,819
                                                                    ----------
                                                                       425,904
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        ENTERTAINMENT--3.4%
4,600   Viacom Inc.--Class B*.....................................  $  225,216
                                                                    ----------
        FINANCIAL SERVICES--6.5%
5,221   Citigroup, Inc............................................     225,443
4,500   H & R Block, Inc..........................................     202,050
                                                                    ----------
                                                                       427,493
                                                                    ----------
        HUMAN RESOURCES--2.9%
7,575   Robert Half International, Inc.*..........................     186,951
                                                                    ----------
        MEDICAL LAB & TESTING--4.1%
5,500   Laboratory Corp. of America Holdings*.....................     269,775
                                                                    ----------
        MULTI-LINE INSURANCE--3.4%
3,400   Hartford Financial Services Group, Inc....................     224,400
                                                                    ----------
        MULTI-SECTOR--4.2%
8,850   General Electric Co.......................................     275,589
                                                                    ----------
        OIL-CRUDE PRODUCERS--2.8%
3,600   Anadarko Petroleum Corp...................................     182,700
                                                                    ----------
        PHARMACEUTICAL SERVICES--13.2%
6,325   King Pharmaceuticals, Inc.*...............................     171,091
3,600   Johnson & Johnson.........................................     220,860
4,125   Merck & Co., Inc..........................................     235,538
6,812   Pfizer, Inc...............................................     235,695
                                                                    ----------
                                                                       863,184
                                                                    ----------
        RETAIL--6.3%
4,162   Best Buy Co., Inc.*.......................................     192,284
2,900   Kohl's Corp.*.............................................     217,500
                                                                    ----------
                                                                       409,784
                                                                    ----------

        TOTAL INVESTMENTS
        (COST $6,807,854)...................................      99.9%   6,559,905
        OTHER ASSETS, LESS LIABILITIES......................       0.1        4,772
                                                              --------   ----------
        NET ASSETS..........................................     100.0%  $6,564,677
                                                              ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value
    (cost $6,807,854).....................................................................  $ 6,559,905
  Receivable for securities sold..........................................................       33,922
  Receivable for Fund shares sold.........................................................           20
  Dividend and interest receivable........................................................        4,885
                                                                                            -----------
    Total Assets..........................................................................    6,598,732
                                                                                            -----------
LIABILITIES:
  Cash overdraft..........................................................................       31,382
  Payable for Fund shares redeemed........................................................        2,673
                                                                                            -----------
    Total Liabilities.....................................................................       34,055
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 6,564,677
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................  $       935
  Paid in surplus.........................................................................   12,820,597
  Accumulated net realized loss on investments............................................   (6,008,906)
  Net unrealized depreciation on investments..............................................     (247,949)
                                                                                            -----------
NET ASSETS................................................................................  $ 6,564,677
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($5,364,175/636,080 shares).....................................................  $      8.43
                                                                                            ===========
  Class I ($1,200,502/299,350 shares).....................................................  $      4.01
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Dividends...............................................................................  $   47,717
  Interest................................................................................         242
                                                                                            ----------
    Total Investment Income...............................................................      47,959
                                                                                            ----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R...............................................................................      79,021
    Class I...............................................................................      12,895
  Distribution (12b-1) fees--Class R......................................................      16,463
  Trustee fees............................................................................         212
                                                                                            ----------
    Total Expenses........................................................................     108,591
                                                                                            ----------
    Net Investment Loss...................................................................     (60,632)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................  (3,567,957)
  Net change in unrealized appreciation on investments....................................     562,511
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (3,005,446)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(3,066,078)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2002 AND MAY 31, 2001

                                                                                2002         2001
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (60,632) $  (155,529)
  Net realized loss from investment transactions...........................   (3,567,957)  (2,050,576)
  Net change in unrealized appreciation (depreciation) on investments......      562,511   (2,851,067)
                                                                             -----------  -----------
  Net decrease in net assets resulting from operations.....................   (3,066,078)  (5,057,172)
                                                                             -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................     (210,366)  (1,914,400)
    Class I................................................................      (92,167)    (743,409)
                                                                             -----------  -----------
  Total distributions to shareholders......................................     (302,533)  (2,657,809)
                                                                             -----------  -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    5,148,850    5,727,497
  Reinvestment of distributions............................................      286,361    2,508,578
  Cost of shares redeemed..................................................   (6,125,874)  (5,911,814)
                                                                             -----------  -----------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................     (690,663)   2,324,261
                                                                             -----------  -----------
  Net decrease in net assets...............................................   (4,059,274)  (5,390,720)
NET ASSETS:
  Beginning of year........................................................   10,623,951   16,014,671
                                                                             -----------  -----------
  End of year..............................................................  $ 6,564,677  $10,623,951
                                                                             ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS--31, 2002

                                                                         VALUE
 SHARES    COMMON STOCKS--44.0%                                         (NOTE 1)
 ------    --------------------                                         --------
           AEROSPACE/DEFENSE--5.7%
    5,600  Lockheed Martin Corp......................................  $  347,480
                                                                       ----------
           ATHLETIC EQUIPMENT--0.8%
    1,400  The Nautilus Group, Inc.*.................................      51,170
                                                                       ----------
           BEVERAGES--0.3%
      350  The Coca-Cola Co..........................................      19,446
                                                                       ----------
           BUILDING-RESIDENT/COMMERCIAL--4.9%
    1,200  KB HOME...................................................      61,836
    3,200  The Ryland Group, Inc.....................................     172,800
    2,000  Toll Brothers, Inc.*......................................      59,000
                                                                       ----------
                                                                          293,636
                                                                       ----------
           CASINO-HOTELS--1.0%
    1,300  Harrah's Entertainment, Inc.*.............................      61,945
                                                                       ----------
           COMMERCIAL BANKS--0.8%
    1,800  SouthTrust Corp...........................................      46,746
                                                                       ----------
           COMPUTER SERVICES--0.5%
      900  The BISYS Group, Inc.*....................................      31,293
                                                                       ----------
           ELECTRICAL-MILITARY SYSTEMS--0.6%
      600  L-3 Communications Holdings, Inc.*........................      37,860
                                                                       ----------
           INSTRUMENTS CONTROLS--3.1%
    2,100  Johnson Controls, Inc.....................................     184,926
                                                                       ----------
           INSURANCE--3.4%
   26,800  Life Partners Holdings, Inc...............................     108,540
   14,600  Life Partners Holdings, Inc.144A..........................      59,130
      700  Radian Group, Inc.........................................      38,010
                                                                       ----------
                                                                          205,680
                                                                       ----------
           MEDICAL-BIOMED/GENETICS--1.4%
   10,620  Acacia Research Corp.*....................................      86,447
                                                                       ----------
           MEDICAL-HMO--7.1%
      600  Aetna, Inc................................................      28,710
      400  Anthem, Inc.*.............................................      28,360
    2,200  Health Net, Inc.*.........................................      63,690
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           MEDICAL-HMO--(CONTINUED)
      700  UnitedHealth Group, Inc...................................  $   63,560
    3,300  Wellpoint Health Network, Inc.*...........................     244,728
                                                                       ----------
                                                                          429,048
                                                                       ----------
           MINING-GEMS--6.1%
    7,800  Goldcorp, Inc.............................................      91,650
    8,900  Newmont Mining Corp.......................................     277,769
                                                                       ----------
                                                                          369,419
                                                                       ----------
           OIL COMPANY-INTEGRATED--2.5%
    2,000  Encana Corp...............................................      61,400
    5,200  Suncor Energy, Inc........................................      90,584
                                                                       ----------
                                                                          151,984
                                                                       ----------
           OIL COMPANY-SERVICES--0.6%
      700  Weatherford International, Ltd.*..........................      35,245
                                                                       ----------
           OIL-EXPLORATION & PRODUCTION--0.5%
      800  Burlington Resources, Inc.................................      32,480
                                                                       ----------
           RESTAURANTS--0.5%
    1,250  Darden Restaurants, Inc...................................      31,412
                                                                       ----------
           RETAIL-APPAREL/SHOE--1.1%
    1,600  Christopher & Banks Corp.*................................      63,648
                                                                       ----------
           RETAIL-AUTOMOBILE--0.5%
    1,700  AutoNation, Inc.*.........................................      29,291
                                                                       ----------
           RETAILERS--1.0%
    2,200  Tuesday Morning Corp.*....................................      61,094
                                                                       ----------
           SAVINGS AND LOANS--1.0%
    1,200  GreenPoint Financial Corp.................................      61,392
                                                                       ----------
           SURGICAL MEDICAL INSTRUMENTS
           APPARATUS--0.6%
      400  St. Jude Medical, Inc.....................................      33,760
                                                                       ----------

                 TOTAL INVESTMENTS
                 (COST $2,740,638)...................................      44.0%   2,665,402
                 OTHER ASSETS, LESS LIABILITIES......................      56.0    3,394,078
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $6,059,480
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
144A--Restricted on sale of shares under SEC rule 144.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value
    (cost $2,740,638).....................................................................  $ 2,665,402
  Cash....................................................................................    3,305,982
  Receivable for securities sold..........................................................       92,201
  Receivable for Fund shares sold.........................................................        4,401
  Dividend and interest receivable........................................................        2,697
                                                                                            -----------
    Total Assets..........................................................................    6,070,683
                                                                                            -----------
LIABILITIES:
  Payable for Fund shares repurchased.....................................................       11,203
                                                                                            -----------
    Total Liabilities.....................................................................       11,203
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 6,059,480
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................  $       667
  Paid in surplus.........................................................................   14,620,283
  Accumulated net realized loss on investments............................................   (8,486,234)
  Net unrealized depreciation on investments..............................................      (75,236)
                                                                                            -----------
NET ASSETS................................................................................  $ 6,059,480
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($5,165,738/554,688 shares).....................................................  $      9.31
                                                                                            ===========
  Class I ($893,742/112,522 shares).......................................................  $      7.94
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Interest................................................................................  $    57,504
  Dividends*..............................................................................       20,610
                                                                                            -----------
    Total Investment Income...............................................................       78,114
                                                                                            -----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R...............................................................................       76,367
    Class I...............................................................................        9,373
  Distribution (12b-1) fees--Class R......................................................       14,686
  Trustee fees............................................................................          161
                                                                                            -----------
    Total Expenses........................................................................      100,587
                                                                                            -----------
    Net Investment Loss...................................................................      (22,473)
                                                                                            -----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................     (421,393)
  Net change in unrealized depreciation on investments....................................     (261,539)
                                                                                            -----------
  Net realized and unrealized loss on investments.........................................     (682,932)
                                                                                            -----------
  Net Decrease in Net Assets Resulting from Operations....................................  $  (705,405)
                                                                                            ===========

*  Dividends are net of foreign tax withholdings of $57

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2002 AND MAY 31, 2001

                                                                                2002          2001
                                                                             -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (22,473) $     (1,362)
  Net realized loss from investment transactions...........................     (421,393)   (6,297,900)
  Net change in unrealized (depreciation) appreciation on investments......     (261,539)    2,128,269
                                                                             -----------  ------------
  Net decrease in net assets resulting from operations.....................     (705,405)   (4,170,993)
                                                                             -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................           --      (305,062)
    Class I................................................................           --       (50,631)
                                                                             -----------  ------------
  Total distributions to shareholders......................................           --      (355,693)
                                                                             -----------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................      220,234     2,897,578
  Reinvestment of distributions............................................           --       349,172
  Cost of shares redeemed..................................................   (1,391,165)   (8,994,901)
                                                                             -----------  ------------
  Net decrease in net assets resulting from capital share transactions.....   (1,170,931)   (5,748,151)
                                                                             -----------  ------------
  Net decrease in net assets...............................................   (1,876,336)  (10,274,837)
NET ASSETS:
  Beginning of year........................................................    7,935,816    18,210,653
                                                                             -----------  ------------
  End of year..............................................................  $ 6,059,480  $  7,935,816
                                                                             ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002

                                                                         VALUE
 SHARES    COMMON STOCKS--91.5%                                         (NOTE 1)
 ------    --------------------                                         --------
           BRAZIL--1.7%
   6,100   Empresa Brasileira De Aeronautica S.A. ADR................  $  143,960
                                                                       ----------
           CANADA--1.5%
   9,650   WestJet Airlines Ltd.*....................................     125,329
                                                                       ----------
           DENMARK--3.5%
   1,800   NEG Micon A/S*............................................      58,782
   8,000   Vestas Wind Systems A/S...................................     240,692
                                                                       ----------
                                                                          299,474
                                                                       ----------
           FRANCE--8.2%
   1,300   Altran Technologies S.A...................................      63,803
   5,000   BNP Paribas S.A...........................................     280,554
   5,600   Publicis Groupe S.A.......................................     169,288
   2,700   Societe Generale S.A......................................     182,931
                                                                       ----------
                                                                          696,576
                                                                       ----------
           GERMANY--6.6%
     375   Allianz AG................................................      83,119
   1,400   Altana AG.................................................      75,361
   5,000   Bayerische Motoren Werke AG...............................     213,221
   1,700   Puma AG...................................................     102,909
   2,600   Schwarz Pharma AG.........................................      85,717
                                                                       ----------
                                                                          560,327
                                                                       ----------
           HONG KONG--13.0%
  76,000   Espirit Holdings Ltd......................................     141,775
  96,000   Giordano International Ltd................................      56,925
 110,000   Global Bio-chem Technology Group Co., Ltd.................      41,252
   7,600   HSBC Holdings PLC.........................................      92,324
 174,000   I-Cable Communications Ltd................................     126,043
  69,000   Johnson Electric Holdings Ltd.............................      94,658
  50,000   Li & Fung Ltd.............................................      73,721
   6,000   Sun Hung Kai Properties Ltd...............................      47,117
 188,000   Techtronic Industries Co., Ltd............................     160,288
 178,000   Tingyi (Cayman Islands) Holding Corp......................      45,643
 476,000   Wah Sang Gas Holdings Ltd.*...............................      76,895
 220,000   Xinao Gas Holdings Ltd.*..................................      93,786
 170,000   Zhejiang Expressway Co., Ltd..............................      53,944
                                                                       ----------
                                                                        1,104,371
                                                                       ----------
           HUNGARY--0.5%
   2,300   OTP Bank Rt...............................................      40,710
                                                                       ----------
           INDIA--1.4%
   6,000   Doctor Reddy's Laboratories Ltd. ADR*.....................     118,500
                                                                       ----------
           INDONESIA--0.6%
  93,500   PT Hanjaya Mandala Sampoerna Tbk..........................      48,554
                                                                       ----------
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
 ------    --------------------------                                  --------
           IRELAND--4.4%
  23,000   Anglo Irish Bank Corp. PLC................................  $  144,728
  11,100   Bank of Ireland...........................................     141,623
   2,900   Ryanair Holdings PLC ADR*.................................      88,769
                                                                       ----------
                                                                          375,120
                                                                       ----------
           ISRAEL--1.3%
   1,600   Teva Pharmaceutical Industries Ltd. ADR...................     107,248
                                                                       ----------
           ITALY--11.9%
  12,100   Autogrill SpA.............................................     137,817
  12,800   Autostrade - Concessioni e Costruzioni Autostrade SpA.....     103,710
  17,700   Banca Fideuram SpA........................................     121,817
   5,200   Benetton Group SpA........................................      65,716
   5,300   Luxottica Group SpA ADR...................................     105,258
   7,000   Recordati SpA.............................................     184,491
  15,200   Riunione Adriatica di Sicurta SpA.........................     189,687
  22,000   UniCredito Italiano SpA...................................      98,550
                                                                       ----------
                                                                        1,007,046
                                                                       ----------
           JAPAN--1.0%
  16,000   Sumitomo Mitsui Banking Corp..............................      89,465
                                                                       ----------
           MALAYSIA--0.9%
  47,000   Gamuda Berhad.............................................      77,323
                                                                       ----------
           MEXICO--4.8%
   3,300   Coca-Cola Femsa, S.A. de C.V. ADR.........................      84,150
 172,000   Grupo Financiero BBVA Bancomer, S.A. de C.V...............     151,266
     745   Wal-Mart de Mexico S.A. de C.V. - Series C................       1,900
  55,900   Wal-Mart de Mexico S.A. de C.V. - Series V................     166,115
                                                                       ----------
                                                                          403,431
                                                                       ----------
           NETHERLANDS--0.7%
   1,700   Orthofix International N.V.*..............................      59,466
                                                                       ----------
           NORWAY--3.2%
   6,350   Tandberg ASA*.............................................      77,659
   6,000   TGS Nopec Geophysical Co. ASA*............................      99,211
  13,100   Tomra Systems ASA.........................................      89,914
                                                                       ----------
                                                                          266,784
                                                                       ----------
           POLAND--0.5%
   1,600   Bank Pekao S.A............................................      43,680
                                                                       ----------
           SINGAPORE--1.7%
  17,000   United Overseas Bank Ltd..................................     139,710
                                                                       ----------
           SOUTH KOREA--8.9%
   2,100   Hyundai Department Store Co., Ltd.........................      57,515
   9,400   Hyundai Motor Co., Ltd. GDR...............................     154,630
   3,296   Kookmin Bank ADR*.........................................     170,304

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002 (CONTINUED)

                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
 ------    --------------------------                                  --------
     140   Lotte Chisung Beverages Co., Ltd..........................  $   82,427
   2,200   Samsung Electronics Co., Ltd..............................     155,650
   9,104   Shinshan Financial Group Co., Ltd.........................     135,869
                                                                       ----------
                                                                          756,395
                                                                       ----------
           SPAIN--2.9%
   2,400   Compania de Distribucion Integral Logista, S.A............      43,808
   7,600   Grupo Ferrovial, S.A......................................     204,551
                                                                       ----------
                                                                          248,359
                                                                       ----------
           SWEDEN--5.0%
   9,600   Axfood AB.................................................     157,446
  15,000   Elekta AB*................................................     152,219
  14,600   Swedish Match AB..........................................     115,983
                                                                       ----------
                                                                          425,648
                                                                       ----------
           SWITZERLAND--0.9%
   1,500   Logitech International S.A.*..............................      72,348
                                                                       ----------
           TAIWAN--1.9%
   5,400   Taiwan Semiconductors Manufacturing Co., Ltd. ADR*........      89,532
   8,000   United Microelectonics Corp. ADR*.........................      68,000
                                                                       ----------
                                                                          157,532
                                                                       ----------
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
 ------    --------------------------                                  --------
           UNITED KINGDOM--4.5%
   8,400   Diageo PLC................................................  $  105,225
   4,700   Reckitt Benckiser PLC.....................................      82,700
   9,000   Standard Chartered PLC....................................     105,727
   2,800   Willis Group Holdings Ltd.*...............................      91,084
                                                                       ----------
                                                                          384,736
                                                                       ----------
           Total Common Stocks
           (Cost $6,904,323).........................................   7,752,092
                                                                       ----------

 SHARES    PREFERRED STOCKS--2.3%
 ------    ----------------------
           GERMANY--2.3%
     385   Porsche AG................................................     191,466
                                                                       ----------
           Total Preferred Stocks
           (Cost $126,255)...........................................     191,466
                                                                       ----------

             TOTAL INVESTMENTS
             (COST $7,030,578)...................................      93.8%   7,943,558
             OTHER ASSETS, LESS LIABILITIES......................       6.2      521,635
                                                                   --------   ----------

             NET ASSETS..........................................     100.0%  $8,465,193
                                                                   ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Capital Goods.....................................     2.8%
Consumer Cyclical.................................     3.7
Consumer Durables.................................     2.3
Consumer Non Cyclical.............................     5.5
Consumer Staples..................................     3.7
Energy............................................     1.1
Financials........................................    27.2
Health Care.......................................    10.5
Industrial........................................     3.5
IT Services.......................................     0.8
INDUSTRY                                            PERCENT
--------                                            -------
Large Cap Funds...................................     3.2%
Media.............................................     2.0
Property Development..............................     1.5
Retail............................................     1.9
Services..........................................     7.2
Technology........................................     7.4
Transportation....................................     7.5
Utilities.........................................     2.0
Other Assets, Less Liabilities....................     6.2
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value
    (cost $7,030,578).....................................................................  $ 7,943,558
  Cash....................................................................................      403,240
  Receivable for securities sold..........................................................      190,546
  Dividend and interest receivable........................................................       17,493
                                                                                            -----------
    Total Assets..........................................................................    8,554,837
                                                                                            -----------
LIABILITIES:
  Payable for securities purchased........................................................       89,644
                                                                                            -----------
    Total Liabilities.....................................................................       89,644
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 8,465,193
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................  $       944
  Paid in surplus.........................................................................   10,250,087
  Accumulated net investment loss.........................................................     (116,746)
  Accumulated net realized loss on investments and foreign currency transactions..........   (2,582,610)
  Net unrealized appreciation on investments and translation of foreign currency..........      913,518
                                                                                            -----------
NET ASSETS................................................................................  $ 8,465,193
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,630,260/475,908 shares).....................................................  $      9.73
                                                                                            ===========
  Class I ($3,834,933/468,154 shares).....................................................  $      8.19
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Dividends*..............................................................................  $  117,189
  Interest................................................................................      15,456
                                                                                            ----------
    Total Investment Income...............................................................     132,645
                                                                                            ----------
EXPENSES (NOTE 3) :
  Comprehensive management fee
    Class R...............................................................................      93,271
    Class I...............................................................................      52,178
  Distribution (12b-1) fees--Class R......................................................      15,044
  Interest expense........................................................................       2,361
  Trustee fees............................................................................         270
                                                                                            ----------
    Total Expenses........................................................................     163,124
                                                                                            ----------
    Net Investment Loss...................................................................     (30,479)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized loss on investments........................................................  (2,405,669)
  Net realized loss on foreign currency transactions......................................    (149,013)
  Net change in unrealized appreciation on investments....................................     922,854
  Net change in unrealized gain on translation of foreign currency........................       2,872
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (1,628,956)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(1,659,435)
                                                                                            ==========

*  Dividends are net of foreign tax withholdings of $12,845

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2002 AND MAY 31, 2001

                                                                                 2002          2001
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $    (30,479) $    (66,601)
  Net realized (loss) gain on investment transactions......................    (2,405,669)      349,828
  Net realized loss on foreign currency transactions.......................      (149,013)      (72,792)
  Net change in unrealized appreciation (depreciation) on investments......       922,854    (4,682,769)
  Net change in unrealized appreciation (depreciation) on foreign currency
    transactions...........................................................         2,872        (1,255)
                                                                             ------------  ------------
  Net decrease in net assets resulting from operations.....................    (1,659,435)   (4,473,589)
                                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income
    Class I................................................................            --       (14,079)
  Net realized gain on investments
    Class R................................................................      (143,385)   (2,438,268)
    Class I................................................................      (133,919)   (1,131,572)
                                                                             ------------  ------------
  Total distributions to shareholders......................................      (277,304)   (3,583,919)
                                                                             ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    47,480,896    89,751,780
  Reinvestment of distributions............................................       277,282     2,455,737
  Cost of shares redeemed..................................................   (51,172,350)  (84,643,747)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................    (3,414,172)    7,563,770
                                                                             ------------  ------------
  Net decrease in net assets...............................................    (5,350,911)     (493,738)
NET ASSETS:
  Beginning of year........................................................    13,816,104    14,309,842
                                                                             ------------  ------------
  End of year..............................................................  $  8,465,193  $ 13,816,104
                                                                             ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002

                                                                      VALUE
SHARES  COMMON STOCKS--98.7%                                         (NOTE 1)
------  --------------------                                         --------
        AUSTRALIA--5.2%
  700   Billabong International Ltd...............................   $  3,526
1,900   Sigma Co.Ltd..............................................      4,774
  570   Toll Holdings Ltd.........................................     10,967
                                                                     --------
                                                                       19,267
                                                                     --------
        BELGIUM--1.0%
   80   Omega Pharma S.A..........................................      3,576
                                                                     --------
        FINLAND--2.4%
  360   Instrumentarium Oyj.......................................      9,022
                                                                     --------
        FRANCE--8.6%
   60   Beneteau..................................................      3,012
  180   Bonduelle S.C.A...........................................     11,885
  100   Eiffage S.A...............................................      8,759
  200   Neopost S.A.*.............................................      7,897
                                                                     --------
                                                                       31,553
                                                                     --------
        GERMANY--11.6%
  380   Puma AG...................................................     23,003
  300   Stada Arzneimittel AG.....................................     11,329
  140   Wella AG..................................................      8,305
                                                                     --------
                                                                       42,637
                                                                     --------
        HONG KONG--2.7%
6,000   Techtronic Industries Co., Ltd............................      5,116
6,000   Texwinca Holdings Ltd.....................................      4,846
                                                                     --------
                                                                        9,962
                                                                     --------
        IRELAND--2.6%
1,500   Anglo Irish Bank Corp. PLC................................      9,439
                                                                     --------
        ITALY--25.2%
1,000   Autogrill SpA.............................................     11,390
  130   Davide Campari Milano SpA*................................      4,569
2,150   De'Longhi SpA.............................................     10,832
  900   Lottomatica SpA...........................................      7,334
1,600   Merloni Elettrodomestici SpA..............................     15,117
  400   Permasteelisa SpA.........................................      7,894
  900   Recordati SpA.............................................     23,720
1,800   Saipem SpA................................................     12,070
                                                                     --------
                                                                       92,926
                                                                     --------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        NORWAY--5.6%
1,000   Tandberg ASA*.............................................   $ 12,230
  500   TGS Nopec Geophysical Co. ASA*............................      8,268
                                                                     --------
                                                                       20,498
                                                                     --------
        SPAIN--11.4%
  100   ACS, Actividades de Construccion y Sericious, S.A.........      3,307
  460   Compania de Distribucion Integral Logista, S.A............      8,397
  350   Grupo Auxiliar Metalurgico, S.A.*.........................      6,718
  500   Grupo Ferrovial, S.A......................................     13,457
1,200   Viscofan, Industria Navarra De Evolturas Celulosicas
        S.A.......................................................     10,449
                                                                     --------
                                                                       42,328
                                                                     --------
        SWEDEN--11.3%
  800   Axfood AB.................................................     13,121
  310   Clas Ohlson AB............................................      6,546
  400   Getinge AB................................................      7,790
1,800   Swedish Match AB..........................................     14,299
                                                                     --------
                                                                       41,756
                                                                     --------
        SWITZERLAND--3.2%
   80   Logitech International S.A.*..............................      3,858
   25   SGS Societe Generale de Surveillance Holding S.A..........      7,933
                                                                     --------
                                                                       11,791
                                                                     --------
        UNITED KINGDOM--5.3%
1,200   Dairy Crest Group PLC.....................................      9,876
  720   Enterprise Inns PLC.......................................      6,271
1,800   Gaming Group PLC..........................................      3,540
                                                                     --------
                                                                       19,687
                                                                     --------

                 TOTAL INVESTMENTS
                 (COST $266,250).....................................      96.1%    354,442
                 OTHER ASSETS, LESS LIABILITIES......................       3.9      14,507
                                                                       --------    --------
                 NET ASSETS..........................................     100.0%   $368,949
                                                                       ========    ========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND
          SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002 (CONTINUED)

INDUSTRY COMPOSITION


INDUSTRY                                            PERCENT
--------                                            -------

Consumer Durables.................................     7.8%
Consumer Staples..................................    21.9
Energy............................................     4.1
Entertainment.....................................     2.0
Financial.........................................     2.6
Health Care.......................................    16.3
Property Development..............................     2.1
INDUSTRY                                            PERCENT
--------                                            -------
Retailing.........................................    13.0%
Services..........................................    18.4
Technology........................................     7.9
Other Assets, Less Liabilities....................     3.9
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value
    (cost $266,250).......................................................................  $  354,442
  Cash....................................................................................      12,909
  Receivable for securities sold..........................................................       1,325
  Dividend and interest receivable........................................................         273
                                                                                            ----------
    Total Assets..........................................................................     368,949
                                                                                            ----------
NET ASSETS (NOTES 1 & 5):.................................................................  $  368,949
                                                                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................  $       46
  Paid in surplus.........................................................................     427,372
  Accumulated net investment loss.........................................................      (6,550)
  Accumulated net realized loss on investments and foreign currency transactions..........    (140,121)
  Net unrealized appreciation on investments and translation of foreign currency..........      88,202
                                                                                            ----------
NET ASSETS................................................................................  $  368,949
                                                                                            ==========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($194,234/24,438 shares)........................................................  $     7.95
                                                                                            ==========
  Class I ($174,715/21,976 shares)........................................................  $     7.95
                                                                                            ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Dividends and interest*.................................................................  $    6,194
                                                                                            ----------
    Total Investment Income...............................................................       6,194
                                                                                            ----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R...............................................................................       2,708
    Class I...............................................................................       1,843
  Distribution (12b-1) fees--Class R......................................................         437
  Trustee fees............................................................................           6
                                                                                            ----------
    Total Expenses........................................................................       4,994
                                                                                            ----------
    Net Investment Income.................................................................       1,200
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
    Net realized loss on investments......................................................     (36,547)
    Net realized loss on foreign currency transactions....................................     (15,357)
    Net change in unrealized appreciation on investments..................................      80,624
    Net change in unrealized loss on translation of foreign currency......................         (11)
                                                                                            ----------
    Net realized and unrealized gain on investments.......................................      28,709
                                                                                            ----------
    Net Increase in Net Assets Resulting from Operations..................................  $   29,909
                                                                                            ==========

*  Dividends are net of foreign tax withholdings of $709

                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE YEAR ENDED MAY 31, 2002 AND PERIOD ENDED MAY 31, 2001*

                                                                               2002      2001*
                                                                             --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss).............................................  $  1,200  $  (2,737)
  Net realized loss on investments.........................................   (36,547)  (103,574)
  Net realized loss on foreign currency transactions.......................   (15,357)   (21,085)
  Net change in unrealized appreciation on investments.....................    80,624      7,568
  Net change in unrealized (loss) gain on translation of foreign
    currency...............................................................       (11)        21
                                                                             --------  ---------
  Net increase (decrease) in net assets resulting from operations..........    29,909   (119,807)
                                                                             --------  ---------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    16,134    608,831
  Cost of shares redeemed..................................................    (3,874)  (162,244)
                                                                             --------  ---------
  Net increase in net assets resulting from capital share transactions.....    12,260    446,587
                                                                             --------  ---------
  Net increase in net assets...............................................    42,169    326,780
NET ASSETS:
  Beginning of year........................................................   326,780         --
                                                                             --------  ---------
  End of year..............................................................  $368,949  $ 326,780
                                                                             ========  =========

*  From August 1, 2000 (Commencement of Operations) to May 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002

                                                                         VALUE
 SHARES    COMMON STOCKS--79.4%                                         (NOTE 1)
 ------    --------------------                                         --------
           ALUMINUM--3.4%
    4,000  Alcoa, Inc................................................  $  139,920
                                                                       ----------
           BANKING--3.1%
    3,000  Citigroup, Inc............................................     129,540
                                                                       ----------
           BIOTECHNOLOGY/MEDICAL DEVICE--5.8%
    7,500  Millennium Pharmaceuticals, Inc.*.........................     113,175
   11,000  Sepracor, Inc.*...........................................     128,810
                                                                       ----------
                                                                          241,985
                                                                       ----------
           BROADCASTING/CABLE TV--3.5%
    3,000  Viacom Inc. -Class B*.....................................     146,880
                                                                       ----------
           COMPUTER-SERVICES--3.1%
    6,800  AOL Time Warner, Inc.*....................................     127,160
                                                                       ----------
           COMPUTER SOFTWARE--3.1%
    2,500  Microsoft Corp.*..........................................     127,275
                                                                       ----------
           DRUGS & HEALTHCARE--9.2%
    2,500  Merck & Co., Inc..........................................     142,750
    3,500  Pfizer, Inc...............................................     121,100
    4,500  Schering-Plough Corp......................................     119,025
                                                                       ----------
                                                                          382,875
                                                                       ----------
           INDUSTRIAL--CONGLOMERATES--5.6%
    4,500  General Electric Co.......................................     140,130
    4,300  Tyco International Ltd....................................      94,385
                                                                       ----------
                                                                          234,515
                                                                       ----------
           INFORMATION TECHNOLOGY--
           CONGLOMERATES--1.8%
   15,900  Corning, Inc.*............................................      76,320
                                                                       ----------
           INSURANCE--7.9%
    5,800  AFLAC, Inc................................................     186,528
    2,100  American International Group, Inc.........................     140,637
                                                                       ----------
                                                                          327,165
                                                                       ----------
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           NATURAL GAS--2.1%
    6,100  The Williams Co., Inc.....................................  $   86,620
                                                                       ----------
           OIL--7.6%
    2,000  ChevronTexaco Corp........................................     174,500
    3,600  Exxon Mobil Corp..........................................     143,748
                                                                       ----------
                                                                          318,248
                                                                       ----------
           RECREATION--3.5%
    6,400  The Walt Disney Co........................................     146,624
                                                                       ----------
           RESTAURANTS--4.2%
    5,800  McDonald's Corp...........................................     173,652
                                                                       ----------
           SECURITIES BROKERAGE--3.2%
   11,000  The Charles Schwab Corp...................................     132,990
                                                                       ----------
           SEMICONDUCTOR--11.3%
   30,000  Agere Systems, Inc.*......................................      93,600
    4,800  Intel Corp................................................     132,576
    7,000  Nokia Corp. ADR...........................................      97,160
    5,200  Texas Instruments, Inc....................................     149,084
                                                                       ----------
                                                                          472,420
                                                                       ----------
           TELECOMMUNICATIONS EQUIPMENT--1.0%
   30,000  Acterna Corp.*............................................      40,770
                                                                       ----------

                 TOTAL INVESTMENTS
                 (COST $4,793,286)...................................      79.4%   3,304,959
                 OTHER ASSETS, LESS LIABILITIES......................      20.6      858,495
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $4,163,454
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value
    (cost $4,793,286).....................................................................  $ 3,304,959
  Cash....................................................................................      855,257
  Dividend and interest receivable........................................................        3,238
                                                                                            -----------
    Total Assets..........................................................................    4,163,454
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 4,163,454
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................  $       786
  Paid in surplus.........................................................................    6,356,733
  Accumulated net realized loss on investments............................................     (705,738)
  Net unrealized depreciation on investments..............................................   (1,488,327)
                                                                                            -----------
NET ASSETS................................................................................  $ 4,163,454
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($2,789,687/332,830 shares).....................................................  $      8.38
                                                                                            ===========
  Class I ($1,373,767/453,006 shares).....................................................  $      3.03
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Dividends*......................................  $   32,927
  Interest........................................      10,385
                                                    ----------
    Total Investment Income.......................      43,312
                                                    ----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................      38,504
    Class I.......................................      12,759
  Distribution (12b-1) fees--Class R..............       8,022
  Trustee fees....................................          98
                                                    ----------
    Total Expenses................................      59,383
                                                    ----------
    Net Investment Loss...........................     (16,071)
                                                    ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................    (194,068)
  Net change in unrealized depreciation on
    investments...................................  (1,047,450)
                                                    ----------
  Net realized and unrealized loss on
    investments...................................  (1,241,518)
                                                    ----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $(1,257,589)
                                                    ==========

*  Dividends are net of foreign tax withholdings of $231

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2002 AND MAY 31, 2001

                                                                                2002         2001
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (16,071) $   (38,045)
  Net realized loss from investment transactions...........................     (194,068)    (496,278)
  Net change in unrealized depreciation on investments.....................   (1,047,450)    (240,981)
                                                                             -----------  -----------
  Net decrease in net assets resulting from operations.....................   (1,257,589)    (775,304)
                                                                             -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income
    Class R................................................................           --      (14,790)
    Class I................................................................           --       (8,160)
  Net realized gain on investments
    Class R................................................................           --   (1,110,752)
    Class I................................................................           --     (438,230)
                                                                             -----------  -----------
  Total distributions to shareholders......................................           --   (1,571,932)
                                                                             -----------  -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares.......................................    1,108,188    1,407,251
    Reinvestment of distributions..........................................           --    1,492,240
    Cost of shares redeemed................................................     (494,719)  (1,725,934)
                                                                             -----------  -----------
    Net increase in net assets resulting from capital share transactions...      613,469    1,173,557
                                                                             -----------  -----------
    Net decrease in net assets.............................................     (644,120)  (1,173,679)
NET ASSETS:
    Beginning of year......................................................    4,807,574    5,981,253
                                                                             -----------  -----------
    End of year............................................................  $ 4,163,454  $ 4,807,574
                                                                             ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002

                                                                        VALUE
SHARES   COMMON STOCKS--97.5%                                         (NOTE 1)
------   --------------------                                         --------
         CAPITAL GOODS--4.8%
 15,950  Optimal Robotics Corp.*...................................  $   239,250
 48,900  Orbotech, Ltd.*...........................................    1,339,860
 75,850  Vishay Intertechnology, Inc.*.............................    1,862,876
                                                                     -----------
                                                                       3,441,986
                                                                     -----------
         CONSUMER NON-DURABLES--8.5%
 97,350  Activision, Inc.*.........................................    3,175,557
 79,800  Fossil, Inc.*.............................................    2,470,608
 13,500  T-HQ, Inc.*...............................................      432,000
                                                                     -----------
                                                                       6,078,165
                                                                     -----------
         CONSUMER SERVICES--13.8%
 49,850  Bebe Stores, Inc.*........................................      924,219
 23,800  Genesco, Inc.*............................................      562,156
 27,300  Harman International Industries...........................    1,509,690
 25,300  Hot Topic, Inc.*..........................................      647,680
 50,000  Tiffany & Co..............................................    1,875,000
136,400  Williams-Sonoma, Inc.*....................................    4,366,164
                                                                     -----------
                                                                       9,884,909
                                                                     -----------
         ENERGY--8.6%
503,100  Canadian 88 Energy Corp.*.................................      986,076
 50,600  Newfield Exploration Co.*.................................    1,824,636
163,400  XTO Energy, Inc...........................................    3,310,484
                                                                     -----------
                                                                       6,121,196
                                                                     -----------
         FINANCIAL SERVICES--1.9%
 38,000  Brown & Brown, Inc........................................    1,354,700
                                                                     -----------
         HEALTHCARE-BIOTECH/PHARMACEUTICALS--3.7%
 73,500  Alkermes, Inc.*...........................................    1,428,840
 41,000  OSI Pharmaceuticals, Inc.*................................    1,245,990
                                                                     -----------
                                                                       2,674,830
                                                                     -----------
         HEALTHCARE-DEVICES--1.6%
 68,900  Cytyc Corp.*..............................................    1,122,381
                                                                     -----------
         HEALTHCARE SERVICES--19.1%
 44,375  Accredo Health, Inc.*.....................................    2,393,588
 50,000  AdvancePCS*...............................................    1,190,000
197,500  Caremark Rx, Inc.*........................................    3,819,650
259,500  Chronimed, Inc.*..........................................    1,531,050
 27,800  National Dentex Corp.*....................................      709,795
 63,000  Priority Healthcare Corp.*................................    1,597,680
 88,300  PSS World Medical, Inc.*..................................      728,475
168,600  Trizetto Group, Inc.*.....................................    1,664,082
                                                                     -----------
                                                                      13,634,320
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         HUMAN RESOURCES--3.2%
107,200  On Assignment, Inc.*......................................  $ 2,299,440
                                                                     -----------
         TECHNOLOGY-ENTERPRISE SOFTWARE--13.0%
 38,250  Business Objects S.A. ADR*................................    1,091,272
109,000  Documentum, Inc.*.........................................    1,417,000
 68,950  HNC Software, Inc.*.......................................    1,381,069
 92,000  Manugistics Group, Inc.*..................................      727,720
104,200  MRO Software, Inc.*.......................................    1,380,650
 59,600  Rational Software Corp.*..................................      678,248
 77,775  Retek, Inc.*..............................................    1,896,932
 51,900  Serena Software, Inc.*....................................      734,904
                                                                     -----------
                                                                       9,307,795
                                                                     -----------
         TECHNOLOGY-HARDWARE/EQUIPMENT--9.8%
100,500  ATMI, Inc.*...............................................    2,678,325
 20,000  Brooks-PRI Automation, Inc.*..............................      603,400
 72,000  FSI International, Inc.*..................................      702,000
 23,200  KLA-Tencor Corp.*.........................................    1,209,416
100,000  Kopin Corp.*..............................................      775,000
 60,000  LTX Corp.*................................................    1,013,400
                                                                     -----------
                                                                       6,981,541
                                                                     -----------
         TELECOMMUNICATIONS & EQUIPMENT--7.9%
133,600  Aeroflex, Inc.*...........................................    1,579,286
 93,000  Alpha Industries, Inc.*...................................      947,670
 69,700  Anadigics, Inc.*..........................................      749,275
 80,000  Applied Micro Circuits Corp.*.............................      492,000
 56,100  DSP Group, Inc.*..........................................    1,094,511
 52,500  Harmonic, Inc.*...........................................      306,600
130,700  JDS Uniphase Corp.*.......................................      458,757
                                                                     -----------
                                                                       5,628,099
                                                                     -----------
         TELECOMMUNICATIONS-SOFTWARE--1.6%
178,600  Witness Systems, Inc.*....................................    1,116,250
                                                                     -----------

                 TOTAL INVESTMENTS
                 (COST $79,252,217)..................................      97.5%   69,645,612
                 OTHER ASSETS, LESS LIABILITIES......................       2.5     1,805,947
                                                                       --------   -----------

                 NET ASSETS..........................................     100.0%  $71,451,559
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value (cost $79,252,217)..................................  $ 69,645,612
  Cash....................................................................................     1,843,867
  Receivable for Fund shares sold.........................................................        80,097
  Dividend and interest receivable........................................................           238
                                                                                            ------------
    Total Assets..........................................................................    71,569,814
                                                                                            ------------
LIABILITIES:
  Payable for Fund shares redeemed........................................................       118,255
                                                                                            ------------
      Total Liabilities...................................................................       118,255
                                                                                            ------------
  NET ASSETS (NOTES 1 & 5):...............................................................  $ 71,451,559
                                                                                            ============
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)................................................  $      2,659
  Paid in surplus.........................................................................   102,454,487
  Accumulated net realized loss on investments............................................   (21,398,982)
  Net unrealized depreciation on investments..............................................    (9,606,605)
                                                                                            ------------
NET ASSETS................................................................................  $ 71,451,559
                                                                                            ------------
NET ASSET VALUE PER SHARE
(offering and redemption price per share):
  Class R ($54,138,806/1,754,837 shares)..................................................  $      30.85
                                                                                            ============
  Class I ($17,312,753/904,417 shares)....................................................  $      19.14
                                                                                            ============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Dividends...............................................................................  $   31,255
  Interest................................................................................     128,068
                                                                                            ----------
    Total Investment Income...............................................................     159,323
                                                                                            ----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R...............................................................................     768,709
    Class I...............................................................................     202,174
  Distribution (12b-1) fees--Class R......................................................     147,829
  Trustee fees............................................................................       1,757
                                                                                            ----------
    Total Expenses........................................................................   1,120,469
                                                                                            ----------
    Net Investment Loss...................................................................    (961,146)
                                                                                            ----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................  (12,620,421)
  Net change in unrealized depreciation on investments....................................  (3,186,190)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (15,806,611)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(16,767,757)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2002 AND MAY 31, 2001

                                                                                 2002          2001
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (961,146) $   (524,211)
  Net realized loss on investment transactions.............................   (12,620,421)   (8,762,615)
  Net change in unrealized depreciation on investments.....................    (3,186,190)  (11,589,734)
                                                                             ------------  ------------
  Net decrease in net assets resulting from operations.....................   (16,767,757)  (20,876,560)
                                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................            --    (1,109,350)
    Class I................................................................            --      (573,355)
                                                                             ------------  ------------
  Total distributions to shareholders......................................            --    (1,682,705)
                                                                             ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    93,918,632   128,257,178
  Reinvestment of distributions............................................            --     1,596,405
  Cost of shares redeemed..................................................   (93,140,431)  (52,953,196)
                                                                             ------------  ------------
  Net increase in net assets resulting from capital share transactions.....       778,201    76,900,387
                                                                             ------------  ------------
  Net (decrease) increase in net assets....................................   (15,989,556)   54,341,122
NET ASSETS:
  Beginning of year........................................................    87,441,115    33,099,993
                                                                             ------------  ------------
  End of year..............................................................  $ 71,451,559  $ 87,441,115
                                                                             ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 2002

                                                                      VALUE
SHARES  COMMON STOCKS--99.4%                                         (NOTE 1)
------  --------------------                                         --------
        CONGLOMERATE & DIVERSIFIED COMPANIES--4.3%
4,500   General Electric Co.......................................  $  140,130
5,000   Tyco International Ltd....................................     109,750
                                                                    ----------
                                                                       249,880
                                                                    ----------
        ENERGY--4.7%
3,000   Anadarko Petroleum Corp...................................     152,250
3,000   Exxon Mobil Corp..........................................     119,790
                                                                    ----------
                                                                       272,040
                                                                    ----------
        FINANCIAL-BANKS/S&L--4.4%
3,500   JP Morgan Chase & Co......................................     125,825
2,500   Wells Fargo & Co..........................................     131,000
                                                                    ----------
                                                                       256,825
                                                                    ----------
        FINANCIAL-BROKERAGES & INSURANCE--12.0%
1,300   American Express Co.......................................      55,263
1,000   American International Group, Inc.........................      66,970
8,250   The Charles Schwab Corp...................................      99,743
3,500   Citigroup, Inc............................................     151,130
1,000   The Goldman Sachs Group, Inc..............................      75,450
  700   Marsh & McLennan Co.......................................      70,630
3,000   Mellon Financial Corp.....................................     111,300
1,500   Morgan Stanley Dean Witter & Co...........................      68,190
                                                                    ----------
                                                                       698,676
                                                                    ----------
        HEALTH--11.9%
2,000   Amgen, Inc.*..............................................      95,260
1,500   Cardinal Health Inc.......................................      99,690
2,000   Genentech, Inc.*..........................................      71,000
3,500   Johnson & Johnson.........................................     214,725
1,000   Merck & Co., Inc..........................................      57,100
4,500   Pfizer, Inc...............................................     155,700
                                                                    ----------
                                                                       693,475
                                                                    ----------
        INDEX--1.5%
3,000   NASDAQ 100 Index Tracking Stock*..........................      90,090
                                                                    ----------
        MEDIA & LEISURE--9.5%
3,000   AOL Time Warner, Inc.*....................................      56,100
5,000   Comcast Corp.--Special Class A*...........................     140,800
6,000   McDonald's Corp...........................................     179,640
2,400   Vivendi Universal S.A. ADR................................      74,520
4,500   The Walt Disney Co........................................     103,095
                                                                    ----------
                                                                       554,155
                                                                    ----------
        NON-DURABLES--10.9%
3,000   Colgate-Palmolive Co......................................     162,600
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
2,500   Kimberly-Clark Corp.......................................     162,300
1,000   Pepsico, Inc..............................................  $   51,980
1,500   Proctor and Gamble Co.....................................     134,325
3,000   Safeway, Inc.*............................................     121,950
                                                                    ----------
                                                                       633,155
                                                                    ----------
        RETAILING--11.5%
1,000   Costco Wholesale Corp.....................................      39,270
5,000   The Home Depot, Inc.......................................     208,450
5,000   Target Corp...............................................     207,250
4,000   Wal-Mart Stores, Inc......................................     216,400
                                                                    ----------
                                                                       671,370
                                                                    ----------
        TECHNOLOGY-HARDWARE--12.3%
6,000   Applied Materials, Inc.*..................................     133,080
4,000   Cisco Systems, Inc.*......................................      63,120
5,000   Dell Computer Corp.*......................................     134,250
5,000   EMC Corp..................................................      36,250
3,000   Flextronics International Ltd.............................      39,690
4,000   Intel Corp................................................     110,480
2,500   International Business Machines Corp......................     201,125
                                                                    ----------
                                                                       717,995
                                                                    ----------
        TECHNOLOGY-INTERNET--0.5%
1,000   The Internet HOLDRs Trust *...............................      26,500
                                                                    ----------
        TECHNOLOGY-SOFTWARE--5.8%
2,000   Advent Software, Inc.*....................................      79,800
3,800   Microsoft Corp.*..........................................     193,458
8,000   Oracle Corp.*.............................................      63,200
                                                                    ----------
                                                                       336,458
                                                                    ----------
        TELECOMMUNICATIONS--9.6%
6,000   Lucent Technologies, Inc.*................................      27,900
3,000   Nokia Corp. ADR...........................................      41,640
6,000   Plantronics, Inc.*........................................     136,020
4,500   QUALCOMM, Inc.*...........................................     142,380
5,000   Verizon Communications, Inc...............................     215,000
                                                                    ----------
                                                                       562,940
                                                                    ----------
        UTILITIES--0.5%
3,000   Calpine Corp.*............................................      28,920
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $7,841,478)...................................      99.4%   5,792,479
                 OTHER ASSETS, LESS LIABILITIES......................       0.6       37,132
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $5,829,611
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2002


ASSETS:
  Investments in securities, at value
    (cost $7,841,478).............................  $ 5,792,479
  Cash............................................      218,164
  Dividend and interest receivable................        5,614
  Receivable for Fund shares sold.................          108
                                                    -----------
    Total Assets..................................    6,016,365
                                                    -----------
LIABILITIES:
  Payable for Fund shares redeemed................      186,754
                                                    -----------
    Total Liabilities.............................      186,754
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 5,829,611
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001)........  $       848
  Paid in surplus.................................   10,144,142
  Accumulated net realized loss on investments....   (2,266,380)
  Net unrealized depreciation on investments......   (2,048,999)
                                                    -----------
NET ASSETS........................................  $ 5,829,611
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,022,713/150,053 shares).............  $      6.82
                                                    ===========
  Class I ($4,806,898/698,018 shares).............  $      6.89
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2002


INVESTMENT INCOME:
  Dividends*......................................  $   58,426
  Interest........................................       3,248
  Miscellaneous...................................         554
                                                    ----------
    Total Investment Income.......................      62,228
                                                    ----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R.......................................      14,528
    Class I.......................................      58,532
  Distribution (12b-1) fees--Class R..............       3,027
  Trustee fees....................................         197
                                                    ----------
    Total Expenses................................      76,284
                                                    ----------
    Net Investment Loss...........................     (14,056)
                                                    ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................  (1,449,954)
  Net change in unrealized depreciation on
    investments...................................  (1,072,235)
                                                    ----------
  Net realized and unrealized loss on
    investments...................................  (2,522,189)
                                                    ----------
  Net Decrease in Net Assets Resulting from
    operations....................................  $(2,536,245)
                                                    ==========

*  Dividends are net of foreign tax withholdings of $468

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 2002 AND MAY 31, 2001

                                             2002         2001
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) gain............  $   (14,056) $    43,616
  Net realized loss from investment
    transactions........................   (1,449,954)    (745,638)
  Net change in unrealized depreciation
    on investments......................   (1,072,235)  (1,500,229)
                                          -----------  -----------
  Net decrease in net assets resulting
    from operations.....................   (2,536,245)  (2,202,251)
                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income--Class I.......      (16,090)     (27,526)
                                          -----------  -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares......      933,852    3,247,825
  Reinvestment of distributions.........       16,052           --
  Cost of shares redeemed...............   (2,412,194)  (1,309,662)
                                          -----------  -----------
  Net (decrease) increase in net assets
    resulting from capital share
    transactions........................   (1,462,290)   1,938,163
                                          -----------  -----------
  Net decrease in net assets............   (4,014,625)    (291,614)
NET ASSETS:
  Beginning of year.....................    9,844,236   10,135,850
                                          -----------  -----------
  End of year...........................  $ 5,829,611  $ 9,844,236
                                          ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund (August 1, 2000, commencement of operation), Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each "Fund"; collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments from net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 2002, the Trust's fiscal year end as follows:

                                                        INCREASE (DECREASE)
                                           ----------------------------------------------
                                                      UNDISTRIBUTED
                                                           NET
                                                       INVESTMENT    ACCUMULATED REALIZED
      RESERVE FUND                          CAPITAL   INCOME/(LOSS)      GAIN/(LOSS)
      ------------                         ---------  -------------  --------------------
      Blue Chip Growth Fund..............  $ (60,632)   $ 60,632           $     --
      Informed Investors Growth Fund.....    (22,473)     22,473                 --
      International Equity Fund..........   (127,883)    (21,051)           148,934
      International Small-Cap Fund.......    (25,775)     (7,750)            33,525
      Large-Cap Growth Fund..............    (16,073)     16,071                  2
      Small-Cap Growth Fund..............   (961,146)    961,146                 --
      Strategic Growth Fund..............    (14,056)     14,056                 --

     These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date.

     The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

     Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

--------------------------------------------------------------------------------
     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The following Funds have capital loss carryfowards as follows:

                                                EXPIRING
                                                MAY 31,      TOTAL
                                                --------  ------------
      Blue Chip Growth Fund...................     2010   $ 4,370,084
      Informed Investors Growth Fund..........     2010     5,048,425
                                                   2009     3,398,638
      International Equity Fund...............     2010     1,484,770
      International Small-Cap Fund............     2010       114,313
                                                   2009        22,437
      Large-Cap Growth Fund...................     2010       101,200
                                                   2009       263,785
      Small-Cap Growth Fund...................     2010    11,051,247
                                                   2009     1,729,117
      Strategic Growth Fund...................     2010       808,725
                                                   2009       113,831

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the year ended May 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                  AGGREGATE     AGGREGATE
                                                  PURCHASES       SALES
                                                -------------  -----------
      Blue Chip Growth Fund...................  $  10,050,503  $11,080,780
      Informed Investors Growth Fund..........     14,677,925   16,341,808
      International Equity Fund...............      9,973,684   13,410,034
      International Small-Cap Fund............        478,013      490,212
      Large-Cap Growth Fund...................      4,007,686    4,115,050
      Small-Cap Growth Fund...................     23,573,932   18,887,631
      Strategic Growth Fund...................      1,071,550    1,985,584

     At May 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

                                                                               NET UNREALIZED
                                                                               APPRECIATION/
                                       TAX BASIS   APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                      -----------  ------------  ------------  --------------
      Blue Chip Growth Fund.........  $ 7,202,002  $   469,915   $ (1,112,012)  $  (642,097)
      Informed Investors Growth
        Fund........................    2,767,964      171,121       (273,683)     (102,562)
      International Equity Fund.....    7,124,873      937,490       (118,267)      819,223
      International Small-Cap
        Fund........................      266,250       89,823         (1,621)       88,202
      Large-Cap Growth Fund.........    4,821,414       52,736     (1,569,191)   (1,516,455)
      Small-Cap Growth Fund.........   79,252,693   12,132,176    (21,739,257)   (9,607,081)
      Strategic Growth Fund.........    7,841,478      317,149     (2,366,148)   (2,048,999)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser (the "Advisor") subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's distribution Plan and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                 CLASS R     CLASS I
                                                ----------  ----------
      Blue Chip Growth Fund...................      1.20%       0.90%
      Informed Investors Growth Fund..........      1.30        1.00
      International Equity Fund...............      1.55        1.25
      International Small-Cap Fund............      1.55        1.25
      Large-Cap Growth Fund...................      1.20        0.90
      Small-Cap Growth Fund...................      1.30        1.00
      Strategic Growth Fund...................      1.20        0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. The Adviser may also pay a Sub-Adviser for marketing assistance.

     The Trust has entered into a distribution plan (the "Plan") with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. As distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan.

                                                          DISTRIBUTION FEE
                                                          ----------------
      Blue Chip Growth Fund.............................      $ 16,463
      Informed Investors Growth Fund....................        14,686
      International Equity Fund.........................        15,044
      International Small-Cap Fund......................           437
      Large-Cap Growth Fund.............................         8,022
      Small-Cap Growth Fund.............................       147,829
      Strategic Growth Fund.............................         3,027

     Certain Officers / Trustees of the Trust are also Officers of RMCI.

     TRANSACTIONS WITH AFFILIATES
     ---------------------------------------------------------------------------

     As of May 31, 2002, certain key officers of RMCI owned 28.1% of Blue Chip Growth Fund, 23.4% of Informed Investors Growth Fund, 7.0% of International Equity Fund, 65.5% of International Small-Cap Fund, 30.0% of Large-Cap Growth Fund, 4.1% of Small-Cap Growth Fund and 14.9% of Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the year ended May 31, 2002, the capital share transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................      29,764  $    292,187     953,404  $  4,856,663
      Reinvested....................      21,185       205,916      17,450        80,445
      Redeemed......................    (125,212)   (1,177,858)   (974,199)   (4,948,016)
                                      ----------  ------------  ----------  ------------
      Net Decrease..................     (74,263) $   (679,755)     (3,345) $    (10,908)
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................          14,302  $    140,217       9,590  $     80,017
      Redeemed..........................        (133,034)   (1,308,786)    (10,888)      (82,379)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................        (118,732) $ (1,168,569)     (1,298) $     (2,362)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       2,618,480  $ 27,156,999   2,277,746  $ 20,323,897
      Reinvested........................          14,810       143,362      16,472       133,920
      Redeemed..........................      (2,980,229)  (31,458,222) (2,215,281)  (19,714,128)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........        (346,939) $ (4,157,861)     78,937  $    743,689
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................             434  $      3,100       1,751  $     13,034
      Redeemed..........................            (482)       (3,476)        (52)         (398)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........             (48) $       (376)      1,699  $     12,636
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          36,202  $    338,333     212,169  $    769,855
      Redeemed..........................         (37,764)     (368,866)    (38,252)     (125,853)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........          (1,562) $    (30,533)    173,917  $    644,002
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................       2,219,838  $ 69,845,885   1,130,641  $ 24,072,747
      Redeemed..........................      (2,202,309)  (69,276,729) (1,139,116)  (23,863,702)
                                              ----------  ------------  ----------  ------------
      Net Increase (Decrease)...........          17,529  $    569,156      (8,475) $    209,045
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................           1,160  $      9,194     113,957  $    924,658
      Reinvested........................              --            --       1,979        16,052
      Redeemed..........................          (2,866)      (22,559)   (295,908)   (2,389,635)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................          (1,706) $    (13,365)   (179,972) $ (1,448,925)
                                              ==========  ============  ==========  ============

     For the year ended May 31, 2001, the capital share transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................     224,491  $  4,667,936      84,993  $  1,059,561
      Reinvested....................     118,102     1,887,675      78,162       620,903
      Redeemed......................    (279,667)   (5,642,400)    (32,411)     (269,414)
                                      ----------  ------------  ----------  ------------
      Net Increase..................      62,926  $    913,211     130,744  $  1,411,050
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................         136,865  $  2,300,663      40,367  $    596,915
      Reinvested........................          29,211       298,541       5,847        50,631
      Redeemed..........................        (514,736)   (8,632,440)    (32,783)     (362,461)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........        (348,660) $ (6,033,236)     13,431  $    285,085
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       4,848,367  $ 83,034,858     415,898  $  6,716,922
      Reinvested........................         163,322     2,441,658       1,114        14,079
      Redeemed..........................      (4,864,201)  (83,979,291)    (57,464)     (664,456)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         147,488  $  1,497,225     359,548  $  6,066,545
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................          41,065  $    405,025      20,463  $    203,806
      Redeemed..........................         (16,579)     (160,904)       (186)       (1,340)
                                              ----------  ------------  ----------  ------------
      Net Increase......................          24,486  $    244,121      20,277  $    202,466
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          52,562  $    662,507     158,567  $    744,744
      Reinvested........................          89,399     1,054,010     103,600       438,230
      Redeemed..........................        (101,072)   (1,351,186)    (82,048)     (374,748)
                                              ----------  ------------  ----------  ------------
      Net Increase......................          40,889  $    365,331     180,119  $    808,226
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................       2,012,216  $ 92,218,491   1,341,195  $ 36,038,687
      Reinvested........................          27,541     1,051,522      23,128       544,883
      Redeemed..........................        (946,284)  (39,713,768)   (575,870)  (13,239,428)
                                              ----------  ------------  ----------  ------------
      Net Increase......................       1,093,473  $ 53,556,245     788,453  $ 23,344,142
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          13,735  $    150,389     268,552  $  3,097,436
      Redeemed..........................          (5,441)      (65,240)   (118,709)   (1,244,422)
                                              ----------  ------------  ----------  ------------
      Net Increase......................           8,294  $     85,149     149,843  $  1,853,014
                                              ==========  ============  ==========  ============

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                                CLASS R
                                           --------------------------------------------------
                                                       FISCAL YEARS ENDED MAY 31,
                                           --------------------------------------------------
                                             2002      2001       2000       1999      1998
                                           --------  ---------  ---------  --------  --------
      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................  $ 12.37    $ 21.49    $ 20.84   $ 15.09    $15.46
                                           -------    -------    -------   -------    ------
      Income from investment operations
        Net investment loss..............    (0.09)     (0.20)     (0.21)    (0.23)    (0.00)
        Net realized and unrealized
          (loss) gain....................    (3.52)     (5.89)      5.48      7.02      2.82
                                           -------    -------    -------   -------    ------
      Total from investment operations...    (3.61)     (6.09)      5.27      6.79      2.82
      Less distribution from net realized
        capital gain.....................    (0.33)     (3.03)     (4.62)    (1.04)    (3.19)
                                           -------    -------    -------   -------    ------
      Net asset value, end of year.......  $  8.43    $ 12.37    $ 21.49   $ 20.84    $15.09
                                           =======    =======    =======   =======    ======
      Total Return.......................   (29.52)%   (31.35)%    23.89%    46.62%    19.70%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 5,364    $ 8,789    $13,911   $10,570    $8,532
      Ratio of expenses to average net
        assets...........................     1.47%      1.47%      1.45%     1.53%     1.75%
      Ratio of net investment loss to
        average net assets...............    (0.86)%    (1.13)%    (1.03)%   (0.96)%   (0.87)%
      Portfolio turnover rate............      127%       145%        94%      144%      113%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                            CLASS I
                                           -----------------------------------------
                                                                           PERIOD
                                            FISCAL YEARS ENDED MAY 31,      ENDED
                                           ----------------------------    MAY 31,
                                             2002      2001      2000      1999(A)
                                           --------  --------  --------  -----------

      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................  $  6.06   $ 12.23    $13.29     $10.00
                                           -------   -------    ------     ------
      Income from investment operations
        Net investment loss..............    (0.01)    (0.04)    (0.05)     (0.32)
        Net realized and unrealized
          (loss) gain....................    (1.71)    (3.10)     3.61       4.65
                                           -------   -------    ------     ------
      Total from investment operations...    (1.72)    (3.14)     3.56       4.33
      Less distribution from net realized
        capital gain.....................    (0.33)    (3.03)    (4.62)     (1.04)
                                           -------   -------    ------     ------
      Net asset value, end of period.....  $  4.01   $  6.06    $12.23     $13.29
                                           =======   =======    ======     ======
      Total Return.......................   (29.05)%  (30.92)%   24.66%     32.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 1,201   $ 1,835    $2,104     $    2
      Ratio of expenses to average net
        assets...........................     0.92%     0.92%     0.90%      0.88%(b)
      Ratio of net investment loss to
        average net assets...............    (0.31)%   (0.56)%   (0.64)%    (1.12)%(b)
      Portfolio turnover rate............      127%      145%       94%       144%

                                                                CLASS R
                                           --------------------------------------------------
                                                       FISCAL YEARS ENDED MAY 31,
                                           --------------------------------------------------
                                             2002      2001       2000       1999      1998
                                           --------  ---------  ---------  --------  --------

      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................   $10.31    $ 16.44    $ 12.38    $10.46    $11.48
                                            ------    -------    -------    ------    ------
      Income from investment operations
        Net investment loss..............    (0.04)     (0.02)     (0.07)    (0.27)    (0.20)
        Net realized and unrealized
          (loss) gain....................    (0.96)     (5.64)      8.62      4.12      2.08
                                            ------    -------    -------    ------    ------
      Total from investment operations...    (1.00)     (5.66)      8.55      3.85      1.88
      Less distribution from net realized
        capital gain.....................       --      (0.47)     (4.49)    (1.93)    (2.90)
                                            ------    -------    -------    ------    ------
      Net asset value, end of year.......   $ 9.31    $ 10.31    $ 16.44    $12.38    $10.46
                                            ======    =======    =======    ======    ======
      Total Return.......................    (9.70)%   (34.41)%    67.08%    42.22%    17.88%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $5,166    $ 6,941    $16,807    $4,123    $4,334
      Ratio of expenses to average net
        assets...........................     1.56%      1.56%      1.55%     1.61%     1.75%
      Ratio of net investment loss to
        average net assets...............    (0.41)%    (0.08)%    (0.74)%   (1.04)%   (0.91)%
      Portfolio turnover rate............      356%       529%       629%      551%      410%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                            CLASS I
                                           -----------------------------------------
                                                FISCAL YEARS ENDED         PERIOD
                                                     MAY 31,                ENDED
                                           ----------------------------    MAY 31,
                                             2002      2001      2000      1999(A)
                                           --------  --------  --------  -----------

      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................   $ 8.74   $ 13.98    $10.85     $10.00
                                            ------   -------    ------     ------
      Income from investment operations
        Net investment income (loss).....     0.01      0.08     (0.04)     (0.03)
        Net realized and unrealized
          (loss) gain....................    (0.81)    (4.85)     7.66       2.81
                                            ------   -------    ------     ------
      Total from investment operations...    (0.80)    (4.77)     7.62       2.78
      Less distribution from net realized
        capital gain.....................       --     (0.47)    (4.49)     (1.93)
                                            ------   -------    ------     ------
      Net asset value, end of period.....   $ 7.94   $  8.74    $13.98     $10.85
                                            ======   =======    ======     ======
      Total Return.......................    (9.15)%  (34.10)%   68.07%      8.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................   $  893   $   995    $1,404     $    1
      Ratio of expenses to average net
        assets...........................     1.01%     1.01%     1.00%      1.06%(b)
      Ratio of net investment income
        (loss) to average net assets.....     0.14%     0.61%    (0.47)%    (0.59)%(b)
      Portfolio turnover rate............      356%      529%      629%       551%

                                                                CLASS R
                                           --------------------------------------------------
                                                       FISCAL YEARS ENDED MAY 31,
                                           --------------------------------------------------
                                             2002      2001       2000       1999      1998
                                           --------  ---------  ---------  --------  --------

      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................  $ 12.00    $ 20.41    $ 12.73   $ 13.22   $ 12.59
                                           -------    -------    -------   -------   -------
      Income from investment operations
        Net investment loss..............    (0.12)     (0.10)     (0.19)    (0.06)    (0.04)
        Net realized and unrealized
          (loss) gain....................    (1.86)     (4.51)      7.87     (0.43)     0.67
                                           -------    -------    -------   -------   -------
      Total from investment operations...    (1.98)     (4.61)      7.68     (0.49)     0.63
      Less distributions from net
        realized capital gain............    (0.29)     (3.80)        --        --        --
                                           -------    -------    -------   -------   -------
      Net asset value, end of year.......  $  9.73    $ 12.00    $ 20.41   $ 12.73   $ 13.22
                                           =======    =======    =======   =======   =======
      Total Return.......................   (16.48)%   (26.29)%    60.33%    (3.78)%    5.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 4,630    $ 9,873    $13,781   $12,310   $12,699
      Ratio of expenses to average net
        assets...........................     1.84%      1.94%      1.80%     1.87%     2.00%
      Ratio of net investment loss to
        average net assets...............    (0.55)%    (0.51)%    (0.86)%   (0.50)%   (0.39)%
      Portfolio turnover rate............      112%        47%        86%      174%      114%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                            CLASS I
                                           -----------------------------------------
                                                                           PERIOD
                                            FISCAL YEARS ENDED MAY 31,      ENDED
                                           ----------------------------    MAY 31,
                                             2002      2001      2000      1999(A)
                                           --------  --------  --------  -----------

      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................  $ 10.13   $ 17.82    $11.21     $10.00
                                           -------   -------    ------     ------
      Income from investment operations
        Net investment income (loss).....     0.00*     0.04     (0.04)     (0.48)
        Net realized and unrealized
          (loss) gain....................    (1.65)    (3.88)     6.65       1.69
                                           -------   -------    ------     ------
      Total from investment operations...    (1.65)    (3.84)     6.61       1.21
      Less distributions from:
        Net investment income............       --     (0.05)       --         --
        Net realized capital gain........    (0.29)    (3.80)       --         --
                                           -------   -------    ------     ------
      Total distributions................    (0.29)    (3.85)       --         --
                                           -------   -------    ------     ------
      Net asset value, end of period.....  $  8.19   $ 10.13    $17.82     $11.21
                                           =======   =======    ======     ======
      Total Return.......................   (16.26)%  (25.83)%   58.97%     12.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 3,835   $ 3,943    $  529     $    1
      Ratio of expenses to average net
        assets...........................     1.29%     1.39%     1.25%      1.29%(b)
      Ratio of net investment income
        (loss) to average net assets.....     0.06%     0.30%    (0.58)%    (5.43)%(b)
      Portfolio turnover rate............      112%       47%       86%       174%

                                                     CLASS R                       CLASS I
                                           ----------------------------  ----------------------------
                                            FISCAL YEAR    PERIOD ENDED   FISCAL YEAR    PERIOD ENDED
                                           ENDED MAY 31,     MAY 31,     ENDED MAY 31,     MAY 31,
                                           --------------  ------------  --------------  ------------
                                                2002         2001(C)          2002         2001(C)
                                           --------------  ------------  --------------  ------------

      RESERVE INTERNATIONAL SMALL-CAP EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................      $ 7.32        $ 10.00        $  7.28         $ 10.00
                                               ------        -------        -------         -------
      Income from investment operations
        Net investment income (loss).....        0.01          (0.08)          0.05           (0.04)
        Net realized and unrealized gain
          (loss).........................        0.62          (2.60)          0.62           (2.68)
                                               ------        -------        -------         -------
      Total from investment operations...        0.63          (2.68)          0.67           (2.72)
                                               ------        -------        -------         -------
      Net asset value, end of period.....      $ 7.95        $  7.32        $  7.95         $  7.28
                                               ======        =======        =======         =======
      Total Return.......................        8.61%        (26.80)%         9.20%         (27.20)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................      $  194        $   179        $   175         $   148
      Ratio of expenses to average net
        assets...........................        1.81%          1.80%(b)       1.26%           1.25%(b)
      Ratio of net investment income
        (loss) to average net assets.....        0.12%         (1.09)%(b)       0.68%         (0.56)%(b)
      Portfolio turnover rate............         155%           164%           155%            164%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                CLASS R
                                           --------------------------------------------------
                                                       FISCAL YEARS ENDED MAY 31,
                                           --------------------------------------------------
                                             2002      2001       2000       1999      1998
                                           --------  ---------  ---------  --------  --------

      RESERVE LARGE CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................  $ 11.06    $ 17.32    $ 21.38    $18.16    $14.61
                                           -------    -------    -------    ------    ------
      Income from investment operations
        Net investment (loss) income.....    (0.05)     (0.10)      0.04        --     (0.03)
        Net realized and unrealized
          (loss) gain....................    (2.63)     (2.09)     (2.14)     3.76      3.89
                                           -------    -------    -------    ------    ------
      Total from investment operations...    (2.68)     (2.19)     (2.10)     3.76      3.86
      Less distribution from:
        Net investment income............       --      (0.05)        --        --        --
        Net realized capital gain........       --      (4.02)     (1.96)    (0.54)    (0.31)
                                           -------    -------    -------    ------    ------
      Total distribution.................       --      (4.07)     (1.96)    (0.54)    (0.31)
                                           -------    -------    -------    ------    ------
      Net asset value, end of year.......  $  8.38    $ 11.06    $ 17.32    $21.38    $18.16
                                           =======    =======    =======    ======    ======
      Total Return with management
        contribution.....................   (24.23)%   (14.10)%   (10.95)%   21.13%    26.71%
      Total Return without management
        contribution.....................                         (11.10)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 2,790    $ 3,697    $ 5,084    $8,118    $6,786
      Ratio of expenses to average net
        assets...........................     1.46%      1.48%      1.45%     1.51%     1.75%
      Ratio of net investment (loss)
        income to average net assets.....    (0.53)%    (0.78)%     0.17%    (0.22)%   (0.36)%
      Portfolio turnover rate............       99%       158%        70%       69%       25%

                                                            CLASS I
                                           -----------------------------------------
                                                                           PERIOD
                                            FISCAL YEARS ENDED MAY 31,      ENDED
                                           ----------------------------    MAY 31,
                                             2002      2001      2000      1999(A)
                                           --------  --------  --------  -----------

      RESERVE LARGE CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................  $  3.98   $  9.06   $ 12.06     $ 10.00
                                           -------   -------   -------     -------
      Income from investment operations
        Net investment income (loss).....     0.00*    (0.05)     0.11       (0.01)
        Net realized and unrealized
          (loss) gain....................    (0.95)    (0.94)    (1.15)       2.61
                                           -------   -------   -------     -------
      Total from investment operations...    (0.95)    (0.99)    (1.04)       2.60
      Less distribution from:
        Net investment income............       --     (0.07)
        Net realized capital gain........       --     (4.02)    (1.96)      (0.54)
                                           -------   -------   -------     -------
      Total distribution.................       --     (4.09)    (1.96)      (0.54)
                                           -------   -------   -------     -------
      Net asset value, end of period.....  $  3.03   $  3.98   $  9.06     $ 12.06
                                           =======   =======   =======     =======
      Total Return with management
        contribution.....................   (23.87)%  (13.59)%  (10.61)%     20.60%
      Total Return without management
        contribution.....................                       (10.71)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 1,374   $ 1,111   $   897     $12,042
      Ratio of expenses to average net
        assets...........................     0.91%     0.93%     0.90%       0.87%(b)
      Ratio of net investment income
        (loss) to average net assets.....     0.05%    (0.21)%    0.11%      (0.38)%(b)
      Portfolio turnover rate............       99%      158%       70%         69%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                CLASS R
                                           --------------------------------------------------
                                                       FISCAL YEARS ENDED MAY 31,
                                           --------------------------------------------------
                                             2002      2001       2000       1999      1998
                                           --------  ---------  ---------  --------  --------

      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        year.............................  $ 38.01    $ 45.89    $ 23.61    $16.66    $15.52
                                           -------    -------    -------    ------    ------
      Income from investment operations
        Net investment loss..............    (0.46)     (0.28)     (0.30)    (0.51)    (0.39)
        Net realized and unrealized
          (loss) gain....................    (6.70)     (6.94)     24.81      7.46      1.53
                                           -------    -------    -------    ------    ------
      Total from investment operations...    (7.16)     (7.22)     24.51      6.95      1.14
      Less distribution from net realized
        capital gain.....................       --      (0.66)     (2.23)       --        --
                                           -------    -------    -------    ------    ------
      Net asset value, end of year.......  $ 30.85    $ 38.01    $ 45.89    $23.61    $16.66
                                           =======    =======    =======    ======    ======
      Total Return.......................   (18.84)%   (15.74)%   105.00%    41.72%     7.35%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $54,139    $66,028    $29,545    $6,258    $5,541
      Ratio of expenses to average net
        assets...........................     1.56%      1.55%      1.55%     1.61%     1.75%
      Ratio of net investment loss to
        average net assets...............    (1.36)%    (0.83)%    (1.19)%   (1.44)%   (1.64)%
      Portfolio turnover rate............       25%        15%        38%       26%       46%

                                                            CLASS I
                                           -----------------------------------------
                                                                           PERIOD
                                            FISCAL YEARS ENDED MAY 31,      ENDED
                                           ----------------------------    MAY 31,
                                             2002      2001      2000      1999(A)
                                           --------  --------  --------  -----------

      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................  $ 23.46   $ 28.49    $15.05     $10.00
                                           -------   -------    ------     ------
      Income from investment operations
        Net investment loss..............    (0.18)    (0.05)    (0.11)     (0.08)
        Net realized and unrealized
          (loss) gain....................    (4.14)    (4.32)    15.78       5.13
                                           -------   -------    ------     ------
      Total from investment operations...    (4.32)    (4.37)    15.67       5.05
      Less distribution from net realized
        capital gain.....................       --     (0.66)    (2.23)        --
                                           -------   -------    ------     ------
      Net asset value, end of period.....  $ 19.14   $ 23.46    $28.49     $15.05
                                           =======   =======    ======     ======
      Total Return.......................   (18.41)%  (15.35)%  106.02%     50.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $17,312   $21,413    $3,545     $    2
      Ratio of expenses to average net
        assets...........................     1.01%     1.00%     1.00%      1.00%(b)
      Ratio of net investment loss to
        average net assets...............    (0.80)%   (0.30)%   (0.77)%    (0.89)%(b)
      Portfolio turnover rate............       25%       15%       38%        26%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                      CLASS R                         CLASS I
                                           ------------------------------  ------------------------------
                                             FISCAL YEARS ENDED MAY 31,      FISCAL YEARS ENDED MAY 31,
                                           ------------------------------  ------------------------------
                                             2002      2001      2000(D)     2002       2001     2000(D)
                                           --------  ---------  ---------  ---------  ---------  --------

      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................  $  9.50    $ 11.59    $ 10.00    $  9.57    $ 11.64    $10.00
                                           -------    -------    -------    -------    -------    ------
      Income from investment operations
        Net investment (loss) income.....    (0.05)     (0.01)     (0.06)     (0.00)*     0.05     (0.02)
        Net realized and unrealized
          (loss) gain....................    (2.63)     (2.08)      1.65      (2.66)     (2.09)     1.66
                                           -------    -------    -------    -------    -------    ------
      Total from investment operations...    (2.68)     (2.09)      1.59      (2.66)     (2.04)     1.64
      Less distribution from net
        investment income................       --         --         --      (0.02)     (0.03)       --
                                           -------    -------    -------    -------    -------    ------
      Net asset value, end of period.....  $  6.82    $  9.50    $ 11.59    $  6.89    $  9.57    $11.64
                                           =======    =======    =======    =======    =======    ======
      Total Return.......................   (28.21)%   (18.03)%    15.90%    (27.82)%   (17.59)%   16.40%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................  $ 1,023    $ 1,442    $ 1,663    $ 4,807    $ 8,402    $8,473
      Ratio of expenses to average net
        assets (with reimbursement)......       --         --         --         --       0.86%       --
      Ratio of expenses to average net
        assets (without reimbursement)...     1.46%      1.46%      1.45%      0.91%      0.91%     1.00%
      Ratio of net investment (loss)
        income to average net assets.....    (0.65)%    (0.10)%    (0.63)%    (0.10)%     0.48%    (0.44)%
      Portfolio turnover rate............       14%        12%         2%        14%        12%        2%

---------------

(a)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(b)  Annualized.
(c)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(d)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.
  *  Amount rounds to less than $0.01 per share.

(7)__DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
     The tax character of distributions paid during the year ended May 31, 2002 was as follows:

                                         INFORMED                   INTERNATIONAL
                            BLUE CHIP    INVESTORS   INTERNATIONAL    SMALL-CAP     LARGE-CAP    SMALL-CAP    STRATEGIC
                           GROWTH FUND  GROWTH FUND   EQUITY FUND       FUND       GROWTH FUND  GROWTH FUND  GROWTH FUND
                           -----------  -----------  -------------  -------------  -----------  -----------  -----------
Ordinary income..........          --          --             --            --            --           --        16,090
Long-term capital gain...     302,533          --        277,304            --            --           --            --
                            ---------    --------     ----------      --------      --------     --------     ---------
                              302,533          --        277,304            --            --           --        16,090
                            =========    ========     ==========      ========      ========     ========     =========

     At May 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                         INFORMED                   INTERNATIONAL
                            BLUE CHIP    INVESTORS   INTERNATIONAL    SMALL-CAP      LARGE-CAP      SMALL-CAP      STRATEGIC
                           GROWTH FUND  GROWTH FUND   EQUITY FUND       FUND        GROWTH FUND    GROWTH FUND    GROWTH FUND
                           -----------  -----------  -------------  -------------  -------------  -------------  -------------
Currently distributable
  ordinary income........          --           --             --             --             --             --             --
Plus/(less): cumulative
  timing differences.....          --           --       (116,746)        (6,550)            --             --             --
                           ----------   ----------   ------------    -----------    -----------    -----------    -----------
Undistributed ordinary
  income or
  overdistribution of
  ordinary income........          --           --       (116,746)        (6,550)            --             --             --
                           ==========   ==========   ============    ===========    ===========    ===========    ===========
Tax basis capital loss
  carryover..............  (4,370,084)  (8,447,063)    (1,484,770)      (136,750)      (364,985)   (12,780,364)      (922,556)
Plus/(less): cumulative
  timing differences.....  (1,244,674)     (11,845)    (1,003,545)        (3,371)      (312,625)    (8,618,142)    (1,343,824)
                           ----------   ----------   ------------    -----------    -----------    -----------    -----------
Accumulated capital
  loss...................  (5,614,758)  (8,458,908)    (2,488,315)      (140,121)      (677,610)   (21,398,506)    (2,266,380)
                           ==========   ==========   ============    ===========    ===========    ===========    ===========
Book unrealized
  appreciation/
  (depreciation).........    (247,949)     (75,236)       913,518         88,202     (1,488,327)    (9,606,605)    (2,048,999)
Plus/(less): cumulative
  timing differences.....    (394,148)     (27,326)       (94,295)            --        (28,128)          (476)            --
                           ----------   ----------   ------------    -----------    -----------    -----------    -----------
Unrealized appreciation/
  (depreciation).........    (642,097)    (102,562)       819,223         88,202     (1,516,455)    (9,607,081)    (2,048,999)
                           ==========   ==========   ============    ===========    ===========    ===========    ===========

     The differences between book and tax basis unrealized appreciation/(depreciation) in the Blue Chip Growth Fund, Informed Investors Growth Fund, International Equity Fund, Large-Cap Growth Fund and Small-Cap Growth Fund are primarily attributable to wash sales. The cumulative timing differences under capital loss carryover are due to post October losses. The cumulative timing differences in the International Equity Fund and International Small-Cap Fund under ordinary income are due to post October Section 988 losses.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Reserve Private Equity Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Reserve Private Equity
Series (comprising Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund; collectively, the "Funds") at May 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 23, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust and the nation's
Denver, CO 80222                                                           largest owner and manager of
                                                                           multi-family apartment properties)
                                                                           (1998 to present); Partner,
                                                                           Skadden, Arps Slate (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and RESRV.
Age: 43                     RTET, RNYTET, RMMMT                            Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993 - 1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.